As filed with the Securities and Exchange Commission on August 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10267

GPS Funds I

(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967

(Address of principal executive offices) (Zip code)

Starr E. Frohlich
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2013

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

GuideMarkSM Large Cap Growth Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 96.10%
	Aerospace & Defense - 2.20%
28,790	Boeing Co.	$2,139,097
31,767	Honeywell International, Inc.	1,773,869

		3,912,966

	Beverages - 3.16%
71,997	The Coca-Cola Company	5,629,446

	Biotechnology - 6.09%
55,612	Amgen, Inc.	4,061,901
20,390	Biogen Idec, Inc. (b)	2,943,908
31,408	Celgene Corp. (b)	2,015,137
35,288	Gilead Sciences, Inc. (b)	1,809,569

		10,830,515

	Chemicals - 0.58%
5,313	CF Industries Holdings, Inc.	1,029,341

	Communications Equipment - 6.42%
462,720	Cisco Systems, Inc.	7,944,903
8,288	F5 Networks, Inc. (b)	825,153
47,800	Qualcomm, Inc.	2,661,504

		11,431,560

	Computers & Peripherals - 15.93%
25,570	Apple, Inc. (b)	14,932,880
12,917	Dell, Inc. (b)	161,721
178,262	EMC Corp. (b)	4,568,855
32,155	International Business Machines Corp.	6,288,875
25,412	NetApp, Inc. (b)	808,610
116,192	QLogic Corp. (b)	1,590,668

		28,351,609

	Consumer Finance - 1.03%
31,380	American Express Co.	1,826,630

	Diversified Telecommunication Services - 1.90%
76,016	Verizon Communications, Inc.	3,378,151

	Energy Equipment & Services - 2.64%
9,949	Core Laboratories NV	1,153,089
24,820	Diamond Offshore Drilling, Inc.	1,467,606
17,102	National-Oilwell Varco, Inc.	1,102,053
20,345	Oceaneering International, Inc.	973,712

		4,696,460

	Food & Staples Retailing - 4.70%
24,644	Costco Wholesale Corp.	2,341,180
46,892	CVS Caremark Corp.	2,191,263
54,882	Wal-Mart Stores, Inc.	3,826,373

		8,358,816

	Food Products - 0.14%
11,444	Green Mountain Coffee Roasters, Inc. (a)(b)	249,250

	Health Care Equipment & Supplies - 2.70%
13,796	Edwards Lifesciences Corp. (b)	1,425,127
70,278	Hologic, Inc. (b)	1,267,815
2,756	Intuitive Surgical, Inc. (b)	1,526,245
9,025	Zimmer Holdings, Inc. (b)	580,849

		4,800,036

	Health Care Providers & Services - 3.74%
27,962	Aetna, Inc.	1,084,087

23,851	AmerisourceBergen Corp.	938,537
18,127	Cardinal Health, Inc.	761,334
66,305	UnitedHealth Group, Inc.	3,878,842

		6,662,800

	Hotels, Restaurants & Leisure - 1.58%
31,378	Starbucks Corp.	1,673,075
17,624	Yum Brands, Inc.	1,135,338

		2,808,413

	Industrial Conglomerates - 1.43%
56,490	General Electric Co.	1,177,252
25,858	Tyco International Ltd. - ADR	1,366,595

		2,543,847

	Internet & Catalog Retail - 1.51%
5,532	Amazon.com, Inc. (b)	1,263,232
2,156	Priceline.com, Inc. (b)	1,432,705

		2,695,937

	Internet Software & Services - 4.60%
65,647	eBay, Inc. (b)	2,757,830
5,609	Google, Inc. (b)	3,253,613
47,727	IAC/InterActiveCorp.	2,176,351

		8,187,794

	Life Sciences Tools & Services - 1.30%
47,820	Bruker Corp. (b)	636,484
17,224	Life Technologies Corp. (b)	774,908
11,366	Waters Corp. (b)	903,256

		2,314,648

	Machinery - 2.84%
26,476	Caterpillar, Inc.	2,248,077
7,984	Cummins, Inc.	773,729
15,466	Dover Corp.	829,132
15,696	Parker Hannifin Corp.	1,206,709

		5,057,647

	Media - 4.12%
85,120	Comcast Corp.	2,721,286
68,259	News Corp.	1,521,493
48,839	Omnicom Group, Inc.	2,373,576
383,883	Sirius XM Radio, Inc. (a)(b)	710,184

		7,326,539

	Multiline Retail - 0.97%
32,134	Dollar Tree, Inc. (b)	1,728,809

	Oil & Gas - 3.20%
39,851	Exxon Mobil Corp.	3,410,050
10,512	Occidental Petroleum Corp.	901,614
57,207	Valero Energy Corp.	1,381,549

		5,693,213

	Pharmaceuticals - 1.68%
46,331	Abbott Laboratories	2,986,960

	Semiconductor & Semiconductor Equipment - 2.47%
66,368	Altera Corp.	2,245,893
13,911	KLA-Tencor Corp.	685,117
43,543	Xilinx, Inc.	1,461,738

		4,392,748

	Software - 8.29%
16,092	Autodesk, Inc. (b)	563,059
16,743	BMC Software, Inc. (b)	714,591
27,707	Check Point Software Technologies Ltd. - ADR (b)	1,373,990
8,953	Citrix Systems, Inc. (b)	751,515
266,790	Microsoft Corp.	8,161,106
57,781	Oracle Corp.	1,716,096

19,186	Red Hat, Inc. (b)	1,083,625
26,844	Symantec Corp. (b)	392,191

		14,756,173

	Specialty Retail - 7.17%
22,219	Bed Bath & Beyond, Inc. (b)	1,373,134
60,625	Lowe’s Companies, Inc.	1,724,175
17,047	O’Reilly Automotive, Inc. (b)	1,428,027
30,018	PetSmart, Inc.	2,046,627
27,802	Ross Stores, Inc.	1,736,791
12,385	Sherwin Williams Co.	1,639,155
26,210	The Buckle, Inc. (a)	1,037,130
41,223	The TJX Companies, Inc.	1,769,704

		12,754,743

	Textiles, Apparel & Luxury Goods - 1.01%
23,686	Coach, Inc.	1,385,157
6,771	Lululemon Athletica, Inc. (a)(b)	403,755

		1,788,912

	Tobacco - 2.70%
55,071	Philip Morris International, Inc.	4,805,496

	Total Common Stocks (Cost $134,874,530)	170,999,459

	SHORT TERM INVESTMENTS - 3.58%
	Money Market Funds - 3.58%
6,376,853	Federated Prime Obligations Fund
	Effective Yield, 0.17%	6,376,853

	Total Short Term Investments (Cost $6,376,853)	6,376,853

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.81%
	Money Market Funds - 0.79%
1,406,095	First American Government Obligations Fund	1,406,095
	Effective Yield, 0.02%
20,508	Reserve Primary Fund (c)	792

	Total Money Market Funds (Cost $1,423,787)	1,406,887

Principal Amount

	Cash - 0.02%
$31,130	Cash	31,130

	Total Cash (Cost $31,130)	31,130

	Total Investments Purchased as Securities Lending Collateral (Cost $1,454,917)	1,438,017

	Total Investments (Cost $142,706,300) - 100.49%	178,814,329
	Liabilities in excess of Other Assets - (0.49)%	(871,451)

	TOTAL NET ASSETS - 100.00%	$177,942,878

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	As of June 30, 2012, the Fund has fair valued this security and deemed it illiquid. The value of this security was $792, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$142,706,300

Gross unrealized appreciation	39,666,113
Gross unrealized depreciation	(3,558,084)

Net unrealized appreciation	$36,108,029

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Large Cap Value Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 97.39%
	Aerospace & Defense - 3.63%
37,900	Exelis, Inc.	$373,694
41,800	Honeywell International, Inc.	2,334,112
20,100	L-3 Communications Holdings, Inc.	1,487,601
46,200	Raytheon Co.	2,614,458

		6,809,865

	Building Products - 1.16%
156,800	Masco Corp.	2,174,816

	Capital Markets - 1.81%
31,400	Ameriprise Financial, Inc.	1,640,964
39,200	State Street Corp.	1,749,888

		3,390,852

	Commercial Banks - 4.78%
183,100	Fifth Third Bancorp	2,453,540
55,900	PNC Financial Services Group, Inc.	3,416,049
93,000	Wells Fargo & Co.	3,109,920

		8,979,509

	Computers & Peripherals - 1.47%
14,100	International Business Machines Corp.	2,757,678

	Consumer Finance - 8.59%
56,000	American Express Co.	3,259,760
112,600	Capital One Financial Corp.	6,154,716
59,400	Discover Financial Services	2,054,052
297,000	SLM Corp.	4,665,870

		16,134,398

	Containers & Packaging - 0.94%
58,300	Sonoco Products Co.	1,757,745

	Diversified Financial Services - 3.12%
172,700	Bank of America Corp.	1,412,686
65,980	Citigroup, Inc.	1,808,511
74,000	JPMorgan Chase & Co.	2,644,020

		5,865,217

	Diversified Telecommunication Services - 2.36%
86,500	AT&T, Inc.	3,084,590
30,500	Verizon Communications, Inc.	1,355,420

		4,440,010

	Electric Utilities - 0.98%
35,700	Pinnacle West Capital Corp.	1,847,118

	Electrical Equipment - 0.73%
29,300	Emerson Electric Co.	1,364,794

	Electronic Equipment & Instruments - 1.69%
71,000	Corning, Inc.	918,030
94,200	Molex, Inc. (a)	2,255,148

		3,173,178

	Energy Equipment & Services - 1.32%
69,600	SeaDrill Ltd. (a)	2,472,192

	Food & Staples Retailing - 2.71%
71,000	CVS Caremark Corp.	3,317,830
60,200	Walgreen Co.	1,780,716

		5,098,546

	Gas Utilities - 0.64%
28,200	ONEOK, Inc.	1,193,142

	Health Care Equipment & Supplies - 3.33%
39,300	Baxter International, Inc.	2,088,795
84,400	Medtronic, Inc.	3,268,812
22,600	St. Jude Medical, Inc. (b)	901,966

		6,259,573

	Health Care Providers & Services - 7.85%
46,400	Cardinal Health, Inc.	1,948,800
40,300	CIGNA Corp.	1,773,200
66,000	Coventry Health Care, Inc.	2,098,140
74,600	Omnicare, Inc.	2,329,758
65,600	UnitedHealth Group, Inc.	3,837,600
43,100	WellPoint, Inc.	2,749,349

		14,736,847

	Hotels, Restaurants & Leisure - 3.91%
86,600	Carnival Corp. - ADR	2,967,782
144,000	International Game Technology	2,268,000
81,000	Royal Caribbean Cruises Ltd.	2,108,430

		7,344,212

	Household Durables - 2.78%
81,200	Stanley Black & Decker, Inc.	5,226,032

	Industrial Conglomerates - 1.96%
123,400	General Electric Co.	2,571,656
20,900	Tyco International Ltd. - ADR	1,104,565

		3,676,221

	Insurance - 3.87%
19,200	Chubb Corp.	1,398,144
27,500	Travelers Companies, Inc.	1,755,600
61,600	Willis Group Holdings Plc	2,247,784
89,000	XL Group Plc	1,872,560

		7,274,088

	IT Services - 0.68%
75,600	The Western Union Co.	1,273,104

	Leisure Equipment & Products - 0.83%
46,100	Hasbro, Inc.	1,561,407

	Machinery - 4.30%
42,400	Eaton Corp. (a)	1,680,312
53,300	Illinois Tool Works, Inc.	2,819,037
14,250	ITT Corp.	250,800
28,600	Pentair, Inc. (a)	1,094,808
23,100	SPX Corp.	1,508,892
28,500	Xylem, Inc.	717,345

		8,071,194

	Multiline Retail - 1.45%
46,800	Target Corp.	2,723,292

	Multi-Utilities - 2.05%
93,800	CenterPoint Energy, Inc.	1,938,846
67,200	Xcel Energy, Inc.	1,909,152

		3,847,998

	Oil & Gas - 9.36%
76,600	BP Plc - ADR	3,105,364
15,600	Chevron Corp.	1,645,800
40,900	ConocoPhillips	2,285,492
67,100	Marathon Oil Corp.	1,715,747
29,000	Murphy Oil Corp.	1,458,410
32,600	Occidental Petroleum Corp.	2,796,102
34,850	Phillips 66 (b)	1,158,414
17,400	Royal Dutch Shell Plc - ADR	1,173,282
77,300	Spectra Energy Corp.	2,246,338

		17,584,949

	Pharmaceuticals - 4.62%
46,800	Johnson & Johnson	3,161,808
149,100	Pfizer, Inc.	3,429,300
31,000	Sanofi Aventis - ADR	1,171,180
23,000	Teva Pharmaceutical Industries Ltd. - ADR	907,120

		8,669,408

	Semiconductor & Semiconductor Equipment - 2.51%
59,700	Microchip Technology, Inc.	1,974,876
95,300	Texas Instruments, Inc.	2,734,157

		4,709,033

	Software - 2.59%
77,600	CA, Inc.	2,102,184
90,100	Microsoft Corp.	2,756,159

		4,858,343

	Specialty Retail - 0.63%
35,100	Rent-A-Center, Inc.	1,184,274

	Textiles, Apparel & Luxury Goods - 1.00%
67,600	Hanesbrands, Inc. (b)	1,874,548

	Thrifts & Mortgage Finance - 1.17%
175,300	New York Community Bancorp, Inc. (a)	2,196,509

	Tobacco - 5.74%
62,000	Altria Group, Inc.	2,142,100
18,100	Lorillard, Inc.	2,388,295
45,900	Philip Morris International, Inc.	4,005,234
50,200	Reynolds American, Inc.	2,252,474

		10,788,103

	Wireless Telecommunication Services - 0.83%
55,300	Vodafone Group Plc - ADR	1,558,354

	Total Common Stocks (Cost $167,125,149)	182,876,549

	REAL ESTATE INVESTMENT TRUSTS - 1.88%
	Real Estate Investment Trusts - 1.88%
67,800	Annaly Capital Management, Inc.	1,137,684
15,500	Essex Property Trust, Inc.	2,385,760

	Total Real Estate Investment Trusts (Cost $2,920,116)	3,523,444

	SHORT TERM INVESTMENTS - 0.50%
	Money Market Funds - 0.50%
946,088	Federated Prime Obligations Fund Effective Yield, 0.17%	946,088

	Total Short Term Investments (Cost $946,088)	946,088

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 2.33%
	Money Market Funds - 2.28%
4,279,648	First American Government Prime Obligations Fund Effective Yield, 0.02%	4,279,648
23,460	Reserve Primary Fund (c)	906

	Total Money Market Funds (Cost $4,299,891)	4,280,554

Principal Amount

	Cash - 0.05%
$94,747	Cash	94,747

	Total Cash (Cost $94,747)	94,747

	Total Investments Purchased as Securities Lending Collateral (Cost $4,394,638)	4,375,301

	Total Investments (Cost $175,385,991) - 102.10%	191,721,382
	Liabilities in Excess of Other Assets - (2.10)%	(3,936,932)

	TOTAL NET ASSETS - 100.00%	$187,784,450

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	As of June 30, 2012, the Fund has fair valued this security and deemed it illiquid. The value of this security was $906, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$175,385,991

Gross unrealized appreciation	26,729,599
Gross unrealized depreciation	(10,394,208)

Net unrealized appreciation	$16,335,391

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Small/Mid Cap Core Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 88.86%
	Aerospace & Defense - 1.62%
16,320	BE Aerospace, Inc. (a)	$712,531
10,430	Triumph Group, Inc.	586,896

		1,299,427

	Airlines - 1.13%
11,000	Copa Holdings SA	907,280

	Auto Components - 2.02%
11,830	BorgWarner, Inc. (a)	775,930
23,170	TRW Automotive Holdings Corp. (a)	851,729

		1,627,659

	Biotechnology - 4.14%
40,800	Amarin Corp. Plc - ADR (a)	589,968
18,200	BioMarin Pharmaceutical, Inc. (a)	720,356
3,450	Genomic Health, Inc. (a)	115,230
6,540	Medivation, Inc. (a)	597,756
9,150	Momenta Pharmaceuticals, Inc. (a)	123,708
10,770	Onyx Pharmaceuticals, Inc. (a)	715,666
30,280	Spectrum Pharmaceuticals, Inc. (a)(b)	471,157

		3,333,841

	Building Products - 0.19%
6,890	Fortune Brands Home & Security, Inc. (a)	153,440

	Capital Markets - 1.54%
42,650	FXCM, Inc.	501,564
32,500	Invesco Ltd.	734,500

		1,236,064

	Chemicals - 2.37%
5,740	Airgas, Inc.	482,217
8,570	Ashland, Inc.	593,987
12,870	Innospec, Inc. (a)	381,081
10,020	Rockwood Holdings, Inc. (a)	444,387

		1,901,672

	Commercial Banks - 5.19%
27,520	Comerica, Inc.	845,139
71,120	FirstMerit Corp.	1,174,903
176,230	Huntington Bancshares, Inc.	1,127,872
20,340	IBERIABANK Corp.	1,026,153

		4,174,067

	Commercial Services & Supplies - 1.07%
10,130	Multi-Color Corp.	225,291
21,160	Waste Connections, Inc.	633,107

		858,398

	Communications Equipment - 3.78%
31,810	Acme Packet, Inc. (a)	593,256
26,530	ADTRAN, Inc.	800,941
49,900	Juniper Networks, Inc. (a)	813,869
24,190	NetGear, Inc. (a)	834,797

		3,042,863

	Computers & Peripherals - 1.03%
36,370	NCR Corp. (a)	826,690

	Construction & Engineering - 1.21%
39,280	KBR, Inc.	970,609

	Construction Materials - 0.66%
6,710	Martin Marietta Materials, Inc.	528,882

	Consumer Finance - 1.67%
72,970	DFC Global Corp. (a)	1,344,837

	Containers & Packaging - 0.39%
5,750	Rock-Tenn Co.	313,663

	Diversified Financial Services - 1.09%
59,740	Interactive Brokers Group, Inc.	879,373

	Diversified Telecommunication Services - 0.39%
4,090	Cogent Communications Group, Inc. (a)	78,733
60,400	Frontier Communications Corp. (b)	231,332

		310,065

	Electric Utilities - 3.35%
11,740	ITC Holdings Corp.	809,003
18,390	Northeast Utilities	713,716
19,380	Portland General Electric Co.	516,671
18,220	UIL Holdings Corp.	653,369

		2,692,759

	Electrical Equipment - 2.43%
30,700	AMETEK, Inc.	1,532,237
6,810	Regal Beloit Corp.	423,991

		1,956,228

	Energy Equipment & Services - 2.41%
10,910	Forum Energy Technologies, Inc. (a)	214,818
7,350	Oil States International, Inc. (a)	486,570
2,360	OYO Geospace Corp. (a)	212,376
15,920	Rowan Companies, Inc. (a)	514,694
10,950	Tidewater, Inc.	507,642

		1,936,100

	Food & Staples Retailing - 0.57%
8,350	United Natural Foods, Inc. (a)	458,081

	Food Products - 1.84%
27,240	Flowers Foods, Inc.	632,785
11,190	The J.M. Smucker Co.	845,069

		1,477,854

	Health Care Equipment & Supplies - 1.64%
8,630	Mako Surgical Corp. (a)(b)	221,014
16,570	Nuvasive, Inc. (a)	420,215
5,230	Sirona Dental Systems, Inc. (a)	235,402
20,550	Wright Medical Group, Inc. (a)	438,743

		1,315,374

	Health Care Providers & Services - 2.48%
28,320	Allscripts Healthcare Solutions, Inc. (a)	309,538
4,100	Chemed Corp.	247,804
13,540	Hanger Orthopedic Group, Inc. (a)	347,166
3,910	MEDNAX, Inc. (a)	267,991
14,350	Patterson Companies, Inc.	494,644
7,600	Universal Health Services, Inc.	328,016

		1,995,159

	Hotels, Restaurants & Leisure - 2.07%
21,340	Hyatt Hotels Corp. (a)	792,995
19,600	Penn National Gaming, Inc. (a)	873,964

		1,666,959

	Industrial Conglomerates - 1.85%
28,010	Carlisle Companies, Inc.	1,485,090

	Insurance - 3.96%
30,900	Axis Capital Holdings Ltd.	1,005,795
16,600	Platinum Underwriters Holdings Ltd.	632,460
29,060	Reinsurance Group of America	1,546,283

		3,184,538

	Internet Software & Services - 0.79%
52,560	Responsys, Inc. (a)	637,027

	IT Services - 1.65%
48,600	Genpact Ltd. (a)	808,218
51,570	Sapient Corp.	519,310

		1,327,528

	Life Sciences Tools & Services - 0.93%
16,500	Qiagen NV (a)(b)	275,550
6,390	Techne Corp.	474,138

		749,688

	Machinery - 4.39%
8,220	AGCO Corp. (a)	375,901
34,890	Colfax Corp. (a)	961,917
32,400	Commercial Vehicle Group, Inc. (a)	279,288
6,980	Flowserve Corp.	800,955
21,640	Nordson Corp.	1,109,916

		3,527,977

	Media - 3.09%
53,080	Cablevision Systems Corp.	705,433
70,790	Regal Entertainment Group (b)	974,070
14,130	Scripps Networks Interactive, Inc.	803,432

		2,482,935

	Metals & Mining - 2.57%
5,050	Compass Minerals International, Inc.	385,214
9,630	Reliance Steel & Aluminum Co.	486,315
15,190	Royal Gold, Inc. (b)	1,190,896

		2,062,425

	Multiline Retail - 1.10%
13,350	Family Dollar Stores, Inc.	887,508

	Multi-Utilities - 1.04%
16,080	OGE Energy Corp.	832,783

	Oil & Gas - 3.24%
9,540	Berry Petroleum Co.	378,356
8,570	Concho Resources, Inc. (a)	729,478
32,050	Denbury Resources, Inc. (a)	484,276
14,200	Nordic American Tanker Shipping Ltd.	192,694
5,840	Pioneer Natural Resources Co.	515,146
6,910	Walter Energy, Inc.	305,146

		2,605,096

	Personal Products - 0.52%
9,000	Nu Skin Enterprises, Inc.	422,100

	Pharmaceuticals - 2.16%
14,230	Medicis Pharmaceutical Corp.	485,955
7,830	Par Pharmaceutical Companies, Inc. (a)	282,976
11,980	Pozen, Inc. (a)	74,755
24,520	Theravance, Inc. (a)	544,834
12,200	Vivus, Inc. (a)	348,188

		1,736,708

	Semiconductor & Semiconductor Equipment - 2.54%
14,600	Avago Technologies Ltd.	524,140
15,400	Cirrus Logic, Inc. (a)	460,152
18,610	M/A-Com Technology Solutions Holdings (a)(b)	344,285
30,800	NXP Semiconductors NV (a)	716,100

		2,044,677

	Software - 5.22%
24,600	Allot Communications Ltd. (a)	685,356
13,690	Ariba, Inc. (a)	612,764
25,160	Aspen Technology, Inc. (a)	582,454

13,990	BMC Software, Inc. (a)	597,093
16,600	Check Point Software Technologies Ltd. - ADR (a)	823,194
50,600	Compuware Corp. (a)	470,074
15,960	Opnet Technologies, Inc.	424,377

		4,195,312

	Specialty Retail - 3.44%
14,860	PetSmart, Inc. (b)	1,013,155
32,490	Urban Outfitters, Inc. (a)	896,399
15,530	Vitamin Shoppe, Inc. (a)(b)	853,063

		2,762,617

	Textiles, Apparel & Luxury Goods - 1.88%
6,680	Fossil, Inc. (a)	511,287
36,100	Hanesbrands, Inc. (a)	1,001,053

		1,512,340

	Trading Companies & Distributors - 0.58%
8,100	Wesco International, Inc. (a)	466,155

	Water Utilities - 0.93%
21,830	American Water Works Co., Inc.	748,332

	Wireless Telecommunication Services - 0.70%
4,480	NII Holdings, Inc. (a)	45,830
9,050	SBA Communications Corp. (a)	516,303

		562,133

	Total Common Stocks (Cost $66,201,995)	71,440,313

	REAL ESTATE INVESTMENT TRUSTS - 8.73%
	Real Estate Investment Trusts - 8.73%
30,070	American Campus Communities, Inc.	1,352,549
86,790	Douglas Emmett, Inc.	2,004,849
4,100	Essex Property Trust, Inc.	631,072
47,520	Extra Space Storage, Inc.	1,454,112
32,130	Post Properties, Inc.	1,572,763

	Total Real Estate Investment Trusts (Cost $6,059,255)	7,015,345

	SHORT TERM INVESTMENTS - 2.22%
	Money Market Funds - 2.22%
1,787,973	Federated Prime Obligations Fund Effective Yield, 0.17%	1,787,973

	Total Short Term Investments (Cost $1,787,973)	1,787,973

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 3.55%
	Money Market Funds - 3.47%
2,788,209	First American Government Obligations Fund Effective Yield, 0.02%	2,788,209
6,386	Reserve Primary Fund (c)	247

	Total Money Market Funds (Cost $2,793,716)	2,788,456

Principal Amount

	Cash - 0.08%
$61,728	Cash	61,728

	Total Cash (Cost $61,728)	61,728

	Total Investments Purchased as Securities Lending Collateral (Cost $2,855,444)	2,850,184

	Total Investments (Cost $76,904,667) - 103.36%	83,093,815
	Liabilities in Excess of Other Assets - (3.36)%	(2,702,726)

	TOTAL NET ASSETS - 100.00%	$80,391,089

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	As of June 30, 2012, the Fund has fair valued this security and deemed it illiquid. The value of this security was $247, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$76,904,667

Gross unrealized appreciation	8,568,551
Gross unrealized depreciation	(2,379,403)

Net unrealized appreciation	$6,189,148

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM World ex-US Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 94.07%
	Australia - 6.25%
7,300	ASX Ltd.	$224,080
98,279	Australia and New Zealand Banking Group Ltd.	2,238,805
56,357	BHP Billiton Ltd.	1,835,678
43,833	Commonwealth Bank of Australia	2,400,500
33,801	CSL Ltd.	1,371,026
128,723	Fortescue Metals Group Ltd.	657,727
91,360	Goodman Group (a)	345,930
34,300	Iluka Resources	404,820
19,888	Medusa Mining Ltd.	99,210
33,312	Newcrest Mining Ltd.	775,207
30,610	Oil Search Ltd.	208,501
76,464	Origin Energy Ltd.	962,985
167,990	Spark Infrastructure Group	263,384
75,720	Suncorp Group Ltd.	632,722
316,970	Sydney Airport (a)	944,671
153,598	Telstra Corp. Ltd.	581,970
69,236	Transurban Group	404,408
174,770	Treasury Wine Estates Ltd.	783,132
97,330	Westfield Group (a)	952,996
11,499	Worleyparsons Ltd.	298,591

		16,386,343

	Belgium - 0.70%
25,773	KBC Groep NV	545,034
28,110	Umicore SA	1,299,671

		1,844,705

	Bermuda - 0.28%
543,000	COSCO Pacific Ltd.	745,049

	Brazil - 1.72%
24,400	BM&FBovespa SA	123,063
33,200	Cia de Saneamento Basico do Estado de Sau Paulo	1,257,914
55,400	Embraer SA	364,644
82,200	Petroleo Brasileiro SA	769,410
35,900	Qualicorp SA (a)	310,829
34,400	Raia Drogasil SA	344,257
11,400	Redecard SA	186,453
166,490	Tim Participacoes SA	911,820
8,559	Tim Participacoes SA - ADR	235,030

		4,503,420

	Canada - 8.14%
35,900	Alamos Gold, Inc. (a)	560,662
16,300	Alimentation Couche Tard, Inc. (a)	711,814
14,100	Bank of Montreal (a)	779,163
87,200	Banro Corp. (a)	319,474
13,100	Baytex Energy Corp. (a)	551,870
25,200	Brookfield Office Properties, Inc. (a)	441,081
8,300	Canadian National Railway Co. (a)	701,925
41,000	Cenovus Energy, Inc. (a)	1,303,575
15,600	Crescent Point Energy Corp. (a)	582,261
25,900	Dollarama, Inc. (a)	1,556,391
78,020	Eldorado Gold Corp. (a)	960,977

36,700	First Quantum Minerals Ltd.	648,856
10,300	Imperial Oil Ltd. (a)	430,878
14,400	Intact Financial Corp. (a)	896,588
17,000	Ivanhoe Mines Ltd. (a)	167,646
71,200	Manulife Financial Corp. (a)	775,570
5,626	NovaTek OAO (a)	600,732
13,600	Open Text Corp. (a)	681,403
31,600	Petrominerales Ltd. (a)	356,939
5,400	Potash Corp. of Saskatchewan, Inc. (a)	236,028
16,600	Potash Corp. of Saskatchewan, Inc. - ADR	725,254
26,500	Royal Bank Of Canada (a)	1,357,666
23,100	Silver Wheaton Corp. (a)	621,007
4,300	SNC-Lavalin Group, Inc. (a)	161,086
23,700	Suncor Energy, Inc. (a)	685,324
29,000	Toronto-Dominion Bank (a)	2,269,640
26,300	TransCanada Corp. (a)	1,102,270
25,700	Valeant Pharmaceuticals International, Inc. (a)	1,152,852

		21,338,932

	Cayman Islands - 1.26%
5,100	Baidu, Inc. - ADR (a)	586,398
570,000	China Shanshui Cement Group Ltd.	393,242
166,000	Lifestyle International Holdings Ltd.	365,783
210,200	Sands China Ltd.	676,219
5,000	Sina Corp. (a)(b)	259,050
35,000	Tencent Holdings Ltd.	1,033,595

		3,314,287

	Chile - 0.07%
42,800	Empresas CMPC SA	170,089

	China - 2.07%
1,987,000	China Construction Bank Corp.	1,372,768
434,000	China Oilfield Services, Ltd.	630,225
834,000	China Railway Construction Corp. Ltd.	699,228
318,907	China Vanke Co Ltd. - Class B (a)	420,419
135,000	Jiangxi Copper Co.	300,587
522,000	Petrochina Co.	675,605
94,000	Ping An Insurance Group Co.	760,071
56,000	Tsingtao Brewery	319,999
22,079	Yantai Changyu Pioneer Wine Co. Ltd. - Class B (a)	149,220
71,500	Zhaojin Mining Industry Co. Ltd.	94,013

		5,422,135

	Colombia - 0.07%
12,610	Bancolombia SA	190,815

	Czech Republic - 0.12%
1,730	Komercni Banka AS	301,801

	Denmark - 1.41%
72	A.P. Moller - Maersk Group	472,142
31,164	Danske Bank A/S (a)	433,317
19,162	Novo Nordisk A/S	2,779,197

		3,684,656

	France - 5.09%
9,104	Air Liquide SA	1,040,849
7,120	Alstom SA	225,267
7,900	Arkema SA	517,991
46,249	AXA SA	618,291
42,148	BNP Paribas SA	1,625,008
3,525	Christian Dior SA	484,784
2,503	Iliad SA	362,447
6,345	L’Oreal SA	742,400
7,830	LVMH Moet Hennessy Louis Vuitton SA	1,191,649

5,750	PPR SA	819,558
22,230	Safran SA	825,545
12,599	Saint-Gobain SA	465,524
38,061	Sanofi-Aventis SA	2,881,256
14,033	Schneider Electric SA	780,008
12,856	Societe Generale SA (a)	301,468
9,580	Vinci SA	447,724

		13,329,769

	Germany - 5.69%
7,700	Adidas AG	551,921
16,658	Allianz SE	1,675,547
10,668	Bayer AG	768,730
12,140	Bayerische Motoren Werke AG	878,548
6,510	Beiersdorf AG	422,028
2,200	Brenntag AG	243,469
18,252	Deutsche Bank AG	658,776
5,200	Fresenius SE & Co. KGaA	538,398
15,880	GEA Group AG	423,248
7,272	HeidelbergCement AG	349,125
8,793	Henkel AG & Co. KGaA	559,142
19,900	Infineon Technologies AG	134,688
14,258	Lanxess AG	902,313
26,800	ProSiebenSat.1 Media AG	600,783
40,226	RWE AG	1,645,028
30,272	SAP AG	1,792,573
18,676	Siemens AG	1,569,295
7,568	Volkswagen AG	1,198,985

		14,912,597

	Hong Kong - 3.21%
261,200	AIA Group Ltd.	902,200
146,000	BOC Hong Kong Holdings Ltd.	449,455
212,000	China Overseas Land & Investment Ltd.	499,264
598,000	China Telecom Corp.	262,489
388,000	China Unicom Hong Kong Ltd.	487,903
553,000	CNOOC Ltd.	1,114,914
88,000	Henderson Land Development Co. Ltd.	489,230
52,000	Hengan International Group Co. Ltd.	506,540
966,800	HKT Trust And HKT Ltd. (a)	758,959
30,000	Hongkong Electric Holdings Ltd.	225,126
723,000	Industrial & Commercial Bank of China	405,306
170,000	Kunlun Energy Co. Ltd.	273,866
612,000	Lenovo Group Ltd.	522,239
71,000	Sun Hung Kai Properties Ltd.	844,115
92,000	Wharf Holdings Ltd.	511,608
16,500	Wing Hang Bank Ltd.	160,441

		8,413,655

	Hungary - 0.25%
127,880	Magyar Telekom	252,336
5,400	MOL Hungarian Oil and Gas Plc (a)	391,077

		643,413

	Indonesia - 1.17%
1,215,000	Bank Mandiri Tbk PT	942,750
1,473,500	Bank Rakyat Indonesia Persero Tbk PT	1,009,208
1,611,500	Media Nusantara	343,370
1,762,000	Tower Bersama Infrastructure Tbk PT	617,273
71,000	UTD Tractors	163,360

		3,075,961

	Ireland - 0.15%
5,200	CRH Plc	99,623

20,200	Elan Corp. (a)	296,245

		395,868

	Israel - 0.20%
46,300	Israel Chemicals Ltd.	512,279

	Italy - 2.06%
48,665	Eni S.p.A.	1,033,897
108,840	Fiat Industrial S.p.A.	1,071,318
283,681	Intesa Sanpaolo S.p.A.	403,749
35,286	Saipem S.p.A.	1,571,442
1,093,600	Telecom Italia S.p.A.	1,039,669
85,959	UBI Banca S.p.A	280,847

		5,401,462

	Japan - 14.59%
17,000	Air Water, Inc.	206,123
9,400	Aisin Seiki Co. Ltd.	314,222
36,000	Asahi Glass Co. Ltd.	242,863
56,000	Asahi Kasei Corp.	303,554
17,600	Astellas Pharma, Inc.	768,041
29,200	Bridgestone Corp.	670,552
31,200	Canon, Inc.	1,245,208
30,000	Chiyoda Corp.	367,570
42,500	Chubu Electric Power Co., Inc.	689,165
10,800	Credit Saison Co.	240,127
132	CyberAgent, Inc.	339,133
14,000	Daihatsu Motor Co.	245,100
20,000	Daiichi Sankyo Company, Ltd.	337,237
2,500	Daito Trust Construction Co. Ltd.	236,980
15,000	Denso Corp.	512,565
10,400	East Japan Railway Co.	653,029
6,200	FANUC Corp.	1,019,163
1,000	Fast Retailing Co.	200,092
41,000	Fuji Heavy Industries Ltd.	332,185
8,000	Hitachi High-Technologies Corp.	196,992
75,000	Hitachi Ltd.	462,438
15,000	Hitachi Metals Ltd.	179,011
36,900	Honda Motor Co. Ltd.	1,287,646
102	Inpex Corp.	572,883
45,800	ITOCHU Corp.	481,388
56,400	Japan Tobacco, Inc.	1,670,886
10,300	JFE Holdings, Inc.	172,392
23,000	JS Group Corp.	485,397
17,500	JSR Corp.	303,653
6,700	Kakaku.com, Inc.	227,354
39,000	Kamigumi Co. Ltd.	310,249
6,300	Kao Corp.	173,744
29	KDDI Corp.	187,076
1,720	Keyence Corp.	425,482
8,400	Konami Corp.	190,334
23,500	Konica Minolta Holdings, Inc.	185,132
47,000	Kubota Corp.	434,346
5,300	Kyocera Corp.	458,662
3,200	Lawson, Inc.	223,781
8,800	Makita Corp.	308,700
30,800	Mitsubishi Corp.	622,600
42,000	Mitsubishi Estate Co. Ltd.	753,514
360,900	Mitsubishi UFJ Financial Group, Inc.	1,729,028
3,850	Mitsubishi UFJ Lease & Finance Co. Ltd.	160,143
60,300	Mitsui & Co. Ltd.	896,049
115,000	Mitsui Chemicals, Inc.	287,981

36,000	Mitsui Fudosan Co., Ltd.	698,502
10,300	MS&AD Insurance Group Holdings	180,201
8,800	Murata Manufacturing Co. Ltd.	462,885
21,000	NHK Spring Co. Ltd.	226,775
11,000	Nikon Corp.	334,848
13,000	Nippon Shokubai Co.	157,326
33,900	Nissan Motor Co.	321,905
16,000	Nitto Denko Corp.	685,516
10,600	Nomura Research Institute Ltd.	233,259
32,000	NSK Ltd.	207,344
277	NTT DoCoMo, Inc.	460,929
8,700	Olympus Corp.	140,980
8,780	ORIX Corp.	818,259
44,600	Rakuten, Inc.	461,105
23,000	Rohto Pharmaceutical Co. Ltd.	296,215
49,000	Sekisui House Ltd.	462,660
9,300	Seven & I Holdings Co. Ltd.	280,352
8,900	Shin-Etsu Chemical Co. Ltd.	490,105
156,000	Shinsei Bank	189,790
2,300	SMC Corp.	398,769
31,800	Softbank Corp.	1,183,713
30,500	Sony Financial Holdings, Inc.	497,812
57,000	Sumitomo Chemical Co. Ltd.	175,210
22,300	Sumitomo Electric	277,878
43,300	Sumitomo Mitsui Financial Group, Inc.	1,430,412
18,100	Takeda Pharmaceutical Co., Ltd.	821,774
8,300	TDK Corp.	337,880
22,900	The Kansai Electrical Power Company, Inc.	274,629
16,300	Tokio Marine Holdings, Inc.	409,017
42,000	Toray Industries, Inc.	286,393
48,300	Toyota Motor Corp.	1,949,495
12,400	West Japan Railway	510,111
5,130	Yamada Denki Co.	262,648

		38,234,467

	Jersey - 0.63%
93,360	Resolution Ltd.	287,190
34,140	United Business Media Ltd.	312,839
16,800	Wolseley Plc	626,179
34,069	WPP Plc	413,588

		1,639,796

	Luxembourg - 0.41%
27,600	ArcelorMittal	422,267
3,900	Millicom International Cellular SA (a)	368,066
14,280	Ternium SA - ADR	279,460

		1,069,793

	Malaysia - 0.41%
277,000	IJM Corp. Berhad	440,845
318,000	Maxis Communications Berhad	641,832

		1,082,677

	Mexico - 1.01%
634,100	America Movil SAB de CV	829,007
33,900	Arca Continental SAB de CV	196,696
1,077,320	Cemex SA de CV (a)	725,229
506	Cemex SA de CV - ADR (a)	3,405
700	Coca-Cola FEMSA, S.A.B. de C.V.	9,167
58,500	Grupo Modelo SAB de CV (a)	517,478
137,000	Wal-Mart de Mexico SAB de CV	366,540

		2,647,522

	Netherlands - 2.41%
171,700	AEGON NV	796,275
8,143	Akzo Nobel NV	383,248
7,700	ASML Holding NV	395,443
8,160	Gemalto NV	586,080
26,000	Koninklijke Ahold NV	322,071
37,786	Koninklijke KPN NV	361,310
46,816	Koninklijke Philips Electronics NV	922,543
57,795	Reed Elsevier NV	659,354
56,249	Unilever NV	1,879,027

		6,305,351

	New Zealand - 0.11%
148,700	Telecom Corp. of New Zealand	283,139

	Nigeria - 0.08%
39,265	Guaranty Trust Bank Plc - ADR (a)	215,957

	Norway - 0.75%
28,580	Aker Solutions ASA	405,531
43,800	Orkla ASA	317,854
20,100	Statoil ASA	479,355
52,900	Storebrand ASA	207,294
33,420	Telenor ASA (a)	558,726

		1,968,760

	Republic of Korea - 4.25%
5,600	Daelim Industrial (a)	447,615
8,354	Hyundai Motor Co.	1,715,029
12,110	Kia Motors Corp.	798,166
1,900	Korea Zinc Co. Ltd.	646,347
21,723	Korean Reinsurance Co.	212,953
1,600	LG Chemical	414,201
1,658	LG Household & Health Care Ltd.	894,522
1,400	NcSoft Corp.	335,860
800	Orion Corp.	662,715
2,628	POSCO	841,360
4,900	Samsung C&T Corp.	283,005
2,817	Samsung Electronics Co. Ltd.	2,983,168
1,900	Samsung Fire & Marine Insurance Co. Ltd. (a)	377,038
15,520	Shinhan Financial Group Co. Ltd.	544,094

		11,156,073

	Russian Federation - 1.41%
18,700	Gazprom OAO (a)	142,841
77,135	Gazprom OAO - ADR (a)	732,783
5,800	Lukoil OAO (a)	311,750
38,310	Mobile TeleSystems OJSC - ADR	658,932
473,170	Sberbank of Russia (a)	1,265,664
14,300	Sistema JSFC (a)	268,206
140,260	TNK-BP Holding (a)	324,001

		3,704,177

	Singapore - 0.83%
83,000	DBS Group Holdings Ltd.	916,792
59,500	Keppel Corp. Ltd.	487,455
51,581	United Overseas Bank Ltd.	765,954

		2,170,201

	South Africa - 1.92%
101,430	African Bank Investments Ltd.	451,452
31,460	AngloGold Ashanti Ltd.	1,074,487
34,100	Aspen Pharmacare Holdings Ltd.	525,468
33,100	Aveng Ltd.	145,024
181,500	Firstrand Ltd.	587,488
84,400	Nampak Ltd.	258,497
10,490	Naspers Ltd.	560,296

166,700	Steinhoff International Holdings	503,928
38,300	The Foschini Group Ltd.	600,903
11,100	Tiger Brands Ltd.	333,424

		5,040,967

	Spain - 1.49%
17,500	Amadeus IT Holding SA	370,760
203,382	Banco Bilbao Vizcaya Argentaria SA	1,452,427
13,129	Enagas SA	239,554
110,400	Iberdrola SA	521,224
9,340	Inditex SA	965,433
8,200	Red Electrica Corporacion SA	357,894

		3,907,292

	Sweden - 1.09%
22,200	Assa Abloy AB	619,958
5,500	Elekta AB	251,327
35,800	H & M Hennes & Mauritz AB	1,285,003
15,500	Svenska Cellulosa AB	232,553
11,800	Swedish Match AB	475,606

		2,864,447

	Switzerland - 5.66%
11,059	Adecco SA	491,792
84,951	Nestle SA	5,069,695
21,579	Roche Holding AG	3,727,406
4,835	Schindler Holding AG	540,585
2,302	Syngenta AG	788,033
1,443	The Swatch Group AG	570,333
13,110	Transocean Ltd.	587,900
167,425	UBS AG	1,959,237
4,866	Zurich Financial Services AG	1,100,319

		14,835,300

	Taiwan - 1.69%
668,359	Advanced Semiconductor Engineering, Inc.	548,648
54,000	Asustek Computer, Inc.	496,349
147,000	Catcher Technology Co. Ltd.	992,187
328,000	Far EasTone Telecommunications Co. Ltd.	713,617
95,000	Formosa Plastics Corp.	256,019
523,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,431,696

		4,438,516

	Thailand - 0.51%
101,300	Bangkok Bank	666,142
85,300	Kasikornbank PCL	447,620
120,090	PTT Chemical PCL	211,649

		1,325,411

	Turkey - 0.13%
12,100	Anadolu Efes	154,941
45,011	Aygaz AS	189,483

		344,424

	United Kingdom - 14.78%
29,790	AMEC Plc	469,622
12,259	Anglo American Plc	402,895
555,556	Barclays Plc	1,419,582
126,069	BG Group	2,580,811
64,581	BHP Billiton Plc	1,835,544
365,746	BP Plc	2,442,518
59,483	British American Tobacco Plc	3,024,107
54,640	British Sky Broadcasting Group Plc	595,678
190,800	BT Group Plc	632,220
8,900	Bunzl Plc	145,468
22,180	Burberry Group Plc	461,804

22,400	Capita Plc	230,173
272,701	Centrica Plc	1,363,491
69,600	Diageo Plc	1,793,935
29,900	Experian Plc	421,833
93,087	GlaxoSmithKline Plc	2,114,376
289,630	HSBC Holdings Plc	2,552,166
8,960	IG Group Holdings Plc	67,344
17,800	IMI Plc	232,540
6,200	Intertek Group	259,754
280,700	ITV Plc	337,764
26,783	Johnson Matthey Plc	928,828
28,600	Kazakhmys Plc	324,262
435,077	Legal & General Group Plc	869,835
1,762,300	Lloyds Banking Group Plc (a)	860,897
8,000	Next Plc	401,696
33,300	Ophir Energy Plc (a)	302,280
19,860	Pearson Plc	394,056
4,783,200	Rolls-Royce Holdings Plc (a)	756,765
60,000	Royal Dutch Shell Plc	2,050,207
31,489	SABMiller Plc	1,263,375
53,500	SSE Plc	1,167,127
29,476	Serco Group	247,540
42,494	Tullow Oil Plc	982,143
36,740	Unilever Plc	1,233,496
1,172,832	Vodafone Group Plc	3,296,536
60,900	William Hill Plc	270,080

		38,732,748

	Total Common Stocks (Cost $253,289,814)	246,554,254

	INVESTMENT COMPANIES - 1.49%
	United States - 1.49%
224,800	PowerShares India Portfolio (b)	3,893,536

	Total Investment Companies (Cost $5,133,095)	3,893,536

	PREFERRED STOCKS - 1.41%
	Brazil - 1.14%
27,600	Banco Bradesco SA	409,362
11,000	Cia de Bebidas das Americas	421,270
43,000	Itau Unibanco Holding SA	600,951
50,900	Petroleo Brasileiro SA	460,469
57,000	Vale SA	1,108,783

		3,000,835

	Colombia - 0.27%
11,268	Bancolombia SA	696,813

	Total Preferred Stocks (Cost $4,656,499)	3,697,648

	REAL ESTATE INVESTMENT TRUSTS - 0.65%
	Cayman Islands - 0.14%
628,000	China Resources Cement Holdings, Ltd.	368,498

	France - 0.30%
4,300	Unibail-Rodamco SE	792,105

	United Kingdom - 0.21%
54,075	British Land Co. Plc	433,005
20,100	Capital Shopping Centres Group Plc	101,542

		534,547

	Total Real Estate Investment Trusts (Cost $1,857,420)	1,695,150

	RIGHTS - 0.01%
	Canada - 0.01%
17,000	Ivanhoe Mines Ltd.	15,362

	Total Rights (Cost $12,701)	15,362

	SHORT TERM INVESTMENTS - 1.63%
	Money Market Funds - 1.63%
4,281,471	Federated Prime Obligations Fund Effective Yield, 0.17%	4,281,471

	Total Short Term Investments (Cost $4,281,471)	4,281,471

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.03%
	Money Market Funds - 0.03%
87,280	First American Government Obligations Fund Effective Yield, 0.02%	87,280
5,588	Reserve Primary Fund (c)	216

	Total Investments Purchased as Securities Lending Collateral (Cost $92,103)	87,496

	Total Investments (Cost $269,323,103) - 99.29%	260,224,917
	Other Assets in Excess of Liabilities - 0.71%	1,851,263

	TOTAL NET ASSETS - 100.00%	$262,076,180

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	As of June 30, 2012, the Fund has fair valued this security and deemed it illiquid. The value of this security was $216, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$269,323,103

Gross unrealized appreciation	16,939,175
Gross unrealized depreciation	(26,037,361)

Net unrealized depreciation	$(9,098,186)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

GuideMarkSM Opportunistic Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 94.73%
	Aerospace & Defense - 4.37%
19,560	BE Aerospace, Inc. (a)	$853,990
175,000	Exelis, Inc.	1,725,500
28,550	Hexcel Corp. (a)	736,304
39,640	United Technologies Corp.	2,994,009

		6,309,803

	Airlines - 1.34%
210,510	Southwest Airlines Co.	1,940,902

	Beverages - 0.91%
18,540	PepsiCo, Inc.	1,310,036

	Biotechnology - 2.34%
22,770	Amgen, Inc.	1,663,121
23,010	Celgene Corp. (a)	1,476,321
2,560	Medivation, Inc. (a)	233,984

	Capital Markets - 1.37%	3,373,426

11,180	Ameriprise Financial, Inc.	584,267
107,125	The Charles Schwab Corp.	1,385,126

		1,969,393

	Chemicals - 2.10%
19,915	Air Products & Chemicals, Inc.	1,607,738
8,980	PPG Industries, Inc.	952,958
8,910	Westlake Chemical Corp. (b)	465,636

		3,026,332

	Commercial Banks - 2.95%
10,725	PNC Financial Services Group, Inc.	655,405
48,335	U.S. Bancorp	1,554,453
61,270	Wells Fargo & Co.	2,048,869

		4,258,727

	Commercial Services - 1.48%
134,000	H&R Block, Inc. (b)	2,141,320

	Communications Equipment - 2.20%
66,745	Cisco Systems, Inc.	1,146,012
31,000	Motorola Solutions, Inc.	1,491,410
9,560	Qualcomm, Inc.	532,301

		3,169,723

	Computers & Peripherals - 2.47%
5,195	Apple, Inc. (a)	3,033,880
20,810	EMC Corp. (a)	533,360

		3,567,240

	Containers & Packaging - 1.32%
123,000	Sealed Air Corp.	1,899,120

	Diversified Consumer Services - 0.03%
5,240	Stewart Enterprises, Inc.	37,414

	Diversified Financial Services - 2.99%
153,000	Bank Of America Corp.	1,251,540
19,090	Citigroup, Inc.	523,257
70,905	JPMorgan Chase & Co.	2,533,436

		4,308,233

	Energy Equipment & Services - 1.83%
133,000	McDermott International, Inc. (a)	1,481,620

6,440	National Oilwell Varco, Inc.	414,993
59,360	Weatherford International Ltd. (a)	749,717

		2,646,330

	Food & Staples Retailing - 1.59%
77,000	Sysco Corp.	2,295,370

	Food Products - 4.56%
88,155	ConAgra Foods, Inc.	2,285,859
43,980	General Mills, Inc.	1,694,989
12,890	Hershey Co.	928,467
16,010	Kraft Foods, Inc.	618,306
15,735	Ralcorp Holdings, Inc. (a)	1,050,154

		6,577,775

	Health Care Equipment & Supplies - 5.06%
22,430	Arthrocare Corp. (a)	656,750
38,600	Baxter International, Inc.	2,051,590
122,560	Boston Scientific Corp. (a)	694,915
75,000	CareFusion Corp. (a)	1,926,000
50,965	Medtronic, Inc.	1,973,875

		7,303,130

	Health Care Providers & Services - 0.72%
17,710	UnitedHealth Group, Inc.	1,036,035

	Hotels, Restaurants & Leisure - 2.58%
63,000	Marriott Vacations Worldwide Corp. (a)	1,951,740
15,240	McDonald’s Corp.	1,349,197
7,800	Starbucks Corp.	415,896

		3,716,833

	Household Durables - 0.75%
1,265	NVR, Inc. (a)	1,075,250

	Household Products - 1.09%
18,855	Kimberly Clark Corp.	1,579,483

	Industrial Conglomerates - 3.82%
14,760	3M Co.	1,322,496
149,970	General Electric Co.	3,125,375
20,230	Tyco International Ltd.	1,069,155

		5,517,026

	Insurance - 6.77%
72,000	American International Group, Inc. (a)	2,310,480
27,710	Assurant, Inc.	965,416
161,520	Assured Guaranty Ltd.	2,277,432
110,815	Hartford Financial Services Group, Inc.	1,953,669
46,520	Prudential Financial, Inc.	2,252,964

		9,759,961

	Internet & Catalog Retail - 0.57%
3,615	Amazon.com, Inc. (a)	825,485

	Internet Software & Services - 0.84%
2,080	Google, Inc. (a)	1,206,546

	IT Services - 3.35%
7,780	Alliance Data Systems Corp. (a)(b)	1,050,300
7,150	Cognizant Technology Solutions Corp. - Class A (a)	429,000
9,755	International Business Machines Corp.	1,907,883
2,220	MasterCard, Inc.	954,844
33,200	Moneygram International, Inc. (a)	484,720

		4,826,747

	Life Sciences Tools & Services - 0.75%
20,980	Thermo Fisher Scientific, Inc.	1,089,072

	Machinery - 4.99%
16,230	Danaher Corp.	845,258
22,350	Dover Corp.	1,198,184
21,120	Idex Corp.	823,258

22,590	Illinois Tool Works, Inc.	1,194,785
18,500	ITT Corp.	325,600
12,175	Parker Hannifin Corp.	936,014
14,720	Stanley Black & Decker, Inc.	947,379
37,000	Xylem, Inc.	931,290

		7,201,768

	Media - 1.50%
46,000	The Madison Square Garden Co. (a)	1,722,240
9,040	The Walt Disney Co.	438,440

		2,160,680

	Metals & Mining - 2.49%
37,000	AngloGold Ashanti Ltd. - ADR	1,270,580
48,000	Newmont Mining Corp.	2,328,480

		3,599,060

	Multiline Retail - 0.50%
14,640	Nordstrom, Inc.	727,462

	Oil & Gas - 11.03%
26,890	Apache Corp.	2,363,362
60,000	BP Plc - ADR	2,432,400
79,000	Chesapeake Energy Corp. (a)	1,469,400
21,140	Cimarex Energy Co.	1,165,237
56,570	Devon Energy Corp.	3,280,494
22,470	Occidental Petroleum Corp.	1,927,252
53,000	QEP Resources, Inc.	1,588,410
36,340	Tesoro Corp. (a)	907,046
32,210	Valero Energy Corp.	777,872

		15,911,473

	Paper & Forest Products - 0.53%
26,700	International Paper Co.	771,897

	Pharmaceuticals - 4.41%
25,600	Abbott Laboratories	1,650,432
25,125	Johnson & Johnson	1,697,445
32,810	Merck & Co, Inc.	1,369,818
71,585	Pfizer, Inc.	1,646,455

		6,364,150

	Real Estate Management & Development - 1.04%
34,980	CBRE Group, Inc. (a)	572,273
15,000	Howard Hughes Corp. (a)	924,600

		1,496,873

	Road & Rail - 0.83%
11,120	J.B. Hunt Transport Services, Inc.	662,752
10,360	Landstar Systems, Inc.	535,819

		1,198,571

	Semiconductor & Semiconductor Equipment - 0.75%
18,390	Broadcom Corp.	621,582
32,210	Fairchild Semiconductor International, Inc. (a)	454,161

		1,075,743

	Software - 4.50%
14,070	Check Point Software Technologies Ltd. (a)	697,732
10,580	Citrix Systems, Inc. (a)	888,085
64,295	Microsoft Corp.	1,966,784
18,910	NICE Systems Ltd. - ADR (a)	692,106
26,790	Nuance Communications, Inc. (a)	638,138
14,850	Red Hat, Inc. (a)	838,728
5,570	salesforce.com, Inc. (a)(b)	770,108

		6,491,681

	Specialty Retail - 1.09%
9,330	Home Depot, Inc.	494,397
5,020	O’Reilly Automotive, Inc. (a)	420,525

18,800	Williams Sonoma, Inc.	657,436

		1,572,358

	Thrifts & Mortgage Finance - 0.30%
149,000	MGIC Investment Corp. (a)	429,120

	Trading Companies & Distributors - 0.62%
15,460	Wesco International, Inc. (a)(b)	889,723

	Total Common Stocks (Cost $135,636,118)	136,657,271

	REAL ESTATE INVESTMENT TRUSTS - 1.28%
	Real Estate Investment Trusts - 1.28%
55,000	Getty Realty Corp. (b)	1,053,250
123,575	iStar Financial, Inc. (a)(b)	797,059

	Total Real Estate Investment Trusts (Cost $1,660,759)	1,850,309

	SHORT TERM INVESTMENTS - 4.80%
	Money Market Funds - 4.80%
6,924,993	Federated Prime Obligations Fund Effective Yield, 0.17%	6,924,993

	Total Short Term Investments (Cost $6,924,993)	6,924,993

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 2.47%
	Money Market Funds - 2.47%
3,556,749	First American Government Obligations Fund Effective Yield, 0.02%	3,556,749

	Total Investments Purchased as Securities Lending Collateral (Cost $3,556,749)	3,556,749

	Total Investments (Cost $147,778,619) - 103.28%	148,989,322
	Liabilities in Excess of Other Assets - (3.28)%	(4,735,932)

	TOTAL NET ASSETS - 100.00%	$144,253,390

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$147,778,619

Gross unrealized appreciation	10,513,337
Gross unrealized depreciation	(9,302,634)

Net unrealized depreciation	$1,210,703

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Core Fixed Income Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Principal Amount		Value

	ASSET BACKED SECURITIES - 1.62%
243,992	Accredited Mortgage Loan Trust Series 2005-3, 0.486%, 09/25/2035 (e)	$231,990
848,375	Brazos Higher Education Authority Series 2005-3, 0.578%, 09/25/2023 (e)	844,730
	CIT Mortgage Loan Trust
78,492	Series 2007-1, 1.246%, 10/25/2037 (Acquired 10/05/2007, Cost $78,492) (c)(e)	78,136
550,000	Series 2007-1, 1.496%, 10/25/2037 (Acquired 10/05/2007, Cost $550,000) (c)(e)	427,519
	CNH Equipment Trust
722,799	Series 2010-C, 1.170%, 05/15/2015	725,420
740,000	Series 2011-A, 2.040%, 10/17/2016	761,171
1,185,000	Series 2012-A, 0.940%, 05/15/2017 (e)	1,189,271
71,992	Conseco Finance Securitizations Corp. Series 2000-4, 8.310%, 05/01/2032	50,430
66,601	Countrywide Asset-Backed Certificates Series 2005-4, 4.456%, 10/25/2035 (e)	64,367
	Countrywide Home Equity Loan Trust
171,546	Series 2004-R, 0.499%, 03/15/2030 (e)	102,741
243,409	Series 2004-N, 0.529%, 02/15/2034 (e)	153,372
272,310	Series 2004-O, 0.529%, 02/15/2034 (e)	166,539
304,308	Education Funding Capital Trust I Series 2004-1, 0.634%, 12/15/2022 (e)	302,060
100,000	GCO Education Loan Funding Trust Series 2006-1, 0.721%, 05/25/2036 (e)	85,886
603,879	Morgan Stanley Series 2003-N, 1.266%, 10/25/2033 (e)	474,899
116,934	Northstar Education Finance, Inc. Series 2005-1, 0.566%, 10/28/2026 (e)	116,691
796,922	Panhandle-Plains Higher Education Authority, Inc. Series 2010-2, 1.598%, 10/01/2035 (e)	809,812
147,327	Residential Asset Mortgage Products, Inc. Series 2004-R, 0.726%, 03/25/2034 (e)	113,847
186,429	U.S. Education Loan Trust, LLC Series 2006-1, 0.618%, 03/01/2025 (Acquired 08/06/2010, Cost $182,234) (c)(e)	184,084
1,310,000	Volkswagen Auto Lease Trust Series A-3, 0.870%, 07/20/2015	1,311,462

	Total Asset Backed Securities (Cost $8,668,835)	8,194,427

	COLLATERALIZED MORTGAGE OBLIGATIONS - 2.89%
110,000	Bank of America Corp. Series 2007-5, 5.620%, 02/10/2051	117,253
	Bear Stearns Commercial Mortgage Securities
3,250,000	Series 2006-PW13, 5.540%, 09/11/2041	3,720,725
1,936,595	Series 2004-PWR5, 4.831%, 07/11/2042	1,984,283
646,426	Bear Stearns Trust Series 2005-2, 2.837%, 04/25/2035 (e)	486,620
	Chase Mortgage Financial Trust
195,390	Series 2007-A1, 2.951%, 02/25/2037 (e)	192,627
501,397	Series 2007-A1, 2.953%, 02/25/2037 (e)	494,110
	Countrywide Alternative Loan Trust
1,077,557	Series 2005-27, 1.707%, 08/25/2035 (e)	665,081
492,186	Series 2005-36, 2.779%, 08/25/2035 (e)	310,084
	Countrywide Home Loans, Inc.
94,035	Series 2003-52, 2.669%, 02/19/2034 (e)	84,283
36,189	Series 2004-HYB6, 2.651%, 11/20/2034 (e)	29,712
251,044	Series 2005-11, 0.545%, 03/25/2035 (e)	153,297
555,065	Series 2005-R1, 0.606%, 03/25/2035 (Acquired 03/04/2005, Cost $555,065) (c)(e)	437,028
381,138	Series 2005-11, 2.904%, 04/25/2035 (e)	180,397
20,908	First Horizon Mortgage Trust Series 2004-AR6, 2.625%, 12/25/2034 (e)	19,178
433,200	GS Mortgage Securities Corp. Series 2005-GG4, 4.680%, 07/10/2039	436,520
421,787	IndyMac Mortgage Loan Trust Series 2005-16IP, 0.566%, 07/25/2045 (e)	278,974
300,188	JPMorgan Mortgage Trust Series 2007-A1, 3.009%, 07/25/2035 (e)	292,175
356,963	Lehman Brothers-UBS Commercial Mortgage Trust Series 2005-C3, 4.664%, 07/15/2030	361,143
341,057	Master Reperforming Loan Trust Series 2005-1, 7.000%, 08/25/2034 (Acquired 03/09/2005, Cost $351,372) (c)	347,253
1,744,615	Prime Mortgage Trust Series 2006-DR1, 6.000%, 05/25/2035 (Acquired 10/25/2006, Cost $1,732,348) (c)	1,572,629
328,102	Residential Asset Mortgage Products, Inc. Series 2004-SL4, 7.500%, 07/25/2032	312,030
1,925,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31, 5.509%, 04/15/2047	2,114,427
73,152	Washington Mutual

	Series 2004-AR3, 2.585%, 06/25/2034 (e)	73,114

	Total Collateralized Mortgage Obligations (Cost $15,692,599)	14,662,943

	CORPORATE OBLIGATIONS - 34.87%
	Aerospace & Defense - 0.49%
	United Technologies Corp.
895,000	1.200%, 06/01/2015	906,061
1,160,000	1.800%, 06/01/2017	1,186,026
375,000	3.100%, 06/01/2022	393,787

		2,485,874

	Agricultural Products - 0.18%
740,000	Lorillard Tobacco Co. 8.125%, 06/23/2019	919,662

	Auto Components - 0.31%
1,525,000	Johnson Controls, Inc. 1.750%, 03/01/2014	1,547,485

	Banks - 2.77%
1,150,000	Canadian Imperial Bank of Commerce 1.450%, 09/13/2013	1,161,683
400,000	Capital One Capital III 7.686%, 08/15/2036 (e)	404,500
250,000	Capital One Financial Corp. 8.800%, 07/15/2019	315,269
915,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.125%, 10/13/2015	919,201
760,000	Glitnir Bank 6.693%, 06/15/2016 (Acquired 06/14/2006 through 06/21/2006, Cost $758,848) (d)(e)(f)	3,876
800,000	HSBC Capital Funding LP 4.610%, 12/31/2049 (Acquired 08/23/2004, Cost $756,752) (c)(e)	757,851
250,000	Kaupthing Bank Hf 7.125%, 05/19/2016 (Acquired 05/12/2006, Cost $248,680) (d)(f)	1,275
400,000	KeyCorp 5.100%, 03/24/2021	446,919
495,000	Lloyds TSB Bank PLC 6.375%, 01/21/2021	561,914
325,000	National City Preferred Capital Trust I 12.000%, 12/30/2049 (e)	336,762
	PNC Funding Corp.
995,000	4.250%, 09/21/2015	1,082,117
905,000	3.300%, 03/08/2022	924,814
755,000	Royal Bank of Canada 1.150%, 03/13/2015	757,214
	Royal Bank of Scotland Group Plc
140,000	5.000%, 11/12/2013	141,484
625,000	4.875%, 08/25/2014 (Acquired 08/18/2009 through 08/19/2009, Cost $622,701) (c)	642,913
250,000	Sovereign Bank 8.750%, 05/30/2018	272,288
1,275,000	SunTrust Banks, Inc. 3.500%, 01/20/2017	1,321,298
2,125,000	U.S. Bancorp 1.650%, 05/15/2017	2,142,971
	Union Bank, NA
400,000	3.000%, 06/06/2016	416,601
350,000	2.125%, 06/16/2017	350,473
600,000	Westpac Banking Corp. 2.250%, 11/19/2012	604,055
475,000	Westpac Capital Trust III 5.819%, 08/13/2043 (Acquired 05/09/2012, Cost $470,250) (c)(e)	465,964

		14,031,442

	Beverages - 0.90%
1,160,000	Diageo Capital Plc 1.500%, 05/11/2017	1,165,632
215,000	Molson Coors Brewing Co. 3.500%, 05/01/2022	221,217
1,145,000	PepsiCo, Inc. 2.500%, 05/10/2016	1,203,177
1,980,000	The Coca-Cola Co. 0.750%, 11/15/2013	1,987,484

		4,577,510

	Biotechnology - 0.31%
510,000	Genzyme Corp. 5.000%, 06/15/2020	600,741
955,000	Gilead Sciences, Inc. 2.400%, 12/01/2014	984,826

		1,585,567

	Capital Markets - 2.46%
2,205,000	Bear Stearns Companies, Inc. 7.250%, 02/01/2018	2,639,235
1,050,000	Goldman Sachs Group, Inc. 5.950%, 01/18/2018	1,125,129
	Merrill Lynch & Co, Inc.
2,145,000	6.400%, 08/28/2017	2,335,794

800,000	6.500%, 07/15/2018	861,946
600,000	Morgan Stanley 5.950%, 12/28/2017	617,013
	State Street Corp.
595,000	4.300%, 05/30/2014	633,764
1,115,000	2.875%, 03/07/2016	1,182,053
1,610,000	The Bank of New York Mellon Corp. 2.300%, 07/28/2016	1,662,779
1,175,000	Wachovia Corp. 5.750%, 02/01/2018	1,391,521

		12,449,234

	Chemicals - 0.68%
225,000	CF Industries, Inc. 6.875%, 05/01/2018	267,469
	Dow Chemical Co.
770,000	7.600%, 05/15/2014	857,516
820,000	4.250%, 11/15/2020	892,743
	Eastman Chemical Co.
275,000	2.400%, 06/01/2017	278,234
200,000	4.800%, 09/01/2042	204,690
	Ecolab, Inc.
335,000	2.375%, 12/08/2014	346,244
550,000	4.350%, 12/08/2021	610,793

		3,457,689

	Commercial Services & Supplies - 0.07%
350,000	International Lease Finance Corp. 5.750%, 05/15/2016	355,408

	Communications - 0.15%
730,000	Rogers Cable, Inc. 5.500%, 03/15/2014	783,878

	Computers & Peripherals - 0.13%
	Hewlett Packard Co.
250,000	3.000%, 09/15/2016	257,399
375,000	2.600%, 09/15/2017	376,882

		634,281

	Consumer Finance - 2.29%
650,000	American Express Co. 8.150%, 03/19/2038	1,032,433
2,130,000	American Express Credit Corp. 1.750%, 06/12/2015	2,155,730
820,000	Capital One Financial Corp. 2.125%, 07/15/2014	827,391
	Caterpillar Financial Services Corp.
865,000	1.100%, 05/29/2015	870,460
1,180,000	1.625%, 06/01/2017	1,187,168
	John Deere Capital Corp.
1,350,000	4.900%, 09/09/2013	1,418,985
430,000	0.950%, 06/29/2015	431,023
	SLM Corp.
430,000	5.000%, 10/01/2013	445,050
1,140,000	5.375%, 05/15/2014	1,184,133
675,000	Total Capital International SA 2.875%, 02/17/2022 (a)	685,795
1,350,000	Toyota Motor Credit Corp. 2.050%, 01/12/2017	1,381,373

		11,619,541

	Containers & Packaging - 0.02%
75,000	Rock-Tenn Co. 5.625%, 03/15/2013	76,969

	Diversified Financial Services - 3.15%
	Bank of America Corp.
740,000	6.500%, 08/01/2016	813,350
175,000	5.875%, 01/05/2021	191,389
1,125,000	5.700%, 01/24/2022	1,241,264
369,000	Citigroup Capital XXI 8.300%, 12/21/2077 (e)	370,845
	Citigroup, Inc.
450,000	5.000%, 09/15/2014	461,519
690,000	6.010%, 01/15/2015	741,788
550,000	4.450%, 01/10/2017	577,123
1,180,000	6.125%, 11/21/2017	1,308,858
250,000	4.500%, 01/14/2022 (a)	258,713
300,000	Discover Bank 8.700%, 11/18/2019	373,248
350,000	First Niagara Financial Group, Inc. 6.750%, 03/19/2020	397,477
	Ford Motor Credit Co. LLC
325,000	2.750%, 05/15/2015	327,861
300,000	3.984%, 06/15/2016 (Acquired 06/14/2011, Cost $300,000) (c)	309,254
	General Electric Capital Corp.
1,610,000	5.625%, 05/01/2018	1,853,090
455,000	5.300%, 02/11/2021	511,578
1,885,000	5.875%, 01/14/2038	2,171,571

1,400,000	JPMorgan Chase & Co. 3.450%, 03/01/2016	1,452,318
500,000	JPMorgan Chase Capital XXV 6.800%, 10/01/2037	501,248
	National Rural Utilities Cooperative Financial Corp.
900,000	1.125%, 11/01/2013	905,724
735,000	5.450%, 04/10/2017	860,375
300,000	NCUA Guaranteed Notes 3.000%, 06/12/2019	329,385

		15,957,978

	Diversified Manufacturing - 0.55%
	Cooper U.S., Inc.
890,000	2.375%, 01/15/2016	915,854
675,000	3.875%, 12/15/2020	735,321
	Tyco Electronics Group SA
540,000	1.600%, 02/03/2015	542,600
500,000	6.550%, 10/01/2017	597,584

		2,791,359

	Diversified Telecommunication Services - 1.55%
	AT&T, Inc.
725,000	2.950%, 05/15/2016	768,605
25,000	3.875%, 08/15/2021	27,284
695,000	5.350%, 09/01/2040	800,704
580,000	France Telecom SA 4.375%, 07/08/2014	609,552
1,630,000	SBC Communications, Inc. 5.100%, 09/15/2014	1,780,610
	Verizon Communications, Inc.
1,290,000	1.950%, 03/28/2014	1,319,010
365,000	3.500%, 11/01/2021	389,379
1,565,000	Verizon Wireless Capital LLC 8.500%, 11/15/2018	2,144,311

		7,839,455

	Educational Services - 0.19%
825,000	Rensselaer Polytechnic Institute 5.600%, 09/01/2020	948,571

	Electric Utilities - 1.02%
	Arizona Public Service Co.
275,000	8.750%, 03/01/2019	364,171
175,000	5.050%, 09/01/2041	195,681
695,000	Columbus Southern Power Co. 5.500%, 03/01/2013	716,550
440,000	Georgia Power Co. 4.300%, 03/15/2042	460,281
375,000	IPALCO Enterprises, Inc. 5.000%, 05/01/2018	381,563
375,000	Nevada Power Co. 5.875%, 01/15/2015	417,733
1,075,000	PSI Energy, Inc. 6.050%, 06/15/2016	1,257,323
700,000	Union Electric Co. 6.700%, 02/01/2019	882,716
470,000	Westar Energy, Inc. 6.000%, 07/01/2014	514,685

		5,190,703

	Electrical Equipment - 0.03%
137,000	L-3 Communications Holdings, Inc. 6.375%, 10/15/2015	140,339

	Energy Equipment & Services - 0.38%
340,000	Cameron International Corp. 6.375%, 07/15/2018	404,783
740,000	Halliburton Co. 3.250%, 11/15/2021	777,263
590,000	Pride International, Inc. 6.875%, 08/15/2020	725,078

		1,907,124

	Engineering Construction - 0.12%
610,000	ABB Finance USA, Inc. 2.875%, 05/08/2022	618,367

	Environmental Services - 0.06%
275,000	Xylem, Inc. 3.550%, 09/20/2016 (Acquired 09/15/2011, Cost $274,475) (c)	289,883

	Food Products - 0.23%
	Kraft Foods Group, Inc.
465,000	1.625%, 06/04/2015 (c)	470,253
225,000	2.250%, 06/05/2017 (Acquired 05/30/2012, Cost $224,588) (c)	230,640
375,000	Kraft Foods, Inc. 6.500%, 02/09/2040	483,466

		1,184,359

	Health Care Equipment & Supplies - 0.90%
605,000	Baxter International, Inc. 1.850%, 01/15/2017	618,886
890,000	Becton Dickinson & Co. 3.250%, 11/12/2020	938,987

775,000	Covidien International Finance SA 2.800%, 06/15/2015	807,123
150,000	DENTSPLY International, Inc. 2.750%, 08/15/2016	152,655
1,940,000	Medtronic, Inc. 3.000%, 03/15/2015	2,060,007

		4,577,658

	Health Care Providers & Services - 1.11%
175,000	Cigna Corp. 2.750%, 11/15/2016 (a)	180,483
	Express Scripts, Inc.
995,000	6.250%, 06/15/2014	1,088,429
325,000	3.125%, 05/15/2016	338,688
500,000	HCA, Inc. 7.875%, 02/15/2020	557,500
500,000	McKesson Corp. 4.750%, 03/01/2021	574,673
	UnitedHealth Group, Inc.
1,150,000	4.875%, 02/15/2013	1,179,427
900,000	5.375%, 03/15/2016	1,033,401
650,000	2.875%, 03/15/2022	658,066

		5,610,667

	Independent Power Producers & Energy Traders - 0.30%
	Exelon Generation Co., LLC
660,000	5.200%, 10/01/2019	722,988
740,000	6.250%, 10/01/2039	804,324

		1,527,312

	Industrial Conglomerates - 0.27%
1,145,000	Koninklijke Philips Electronics NV 5.750%, 03/11/2018	1,357,234

	Insurance - 1.41%
	American International Group, Inc.
100,000	8.250%, 08/15/2018	121,017
125,000	4.875%, 06/01/2022	128,153
660,000	CNA Financial Corp. 7.350%, 11/15/2019	781,931
755,000	Liberty Mutual Group, Inc. 5.000%, 06/01/2021 (c)	761,175
400,000	MetLife Capital Trust X 9.250%, 04/08/2068 (Acquired 04/26/2010, Cost $471,140) (c)(e)	492,000
1,185,000	MetLife, Inc. 5.000%, 11/24/2013	1,256,159
225,000	Metropolitan Life Global Funding, Inc. 3.875%, 04/11/2022 (Acquired 04/04/2012, Cost $224,759) (c)	234,095
500,000	New York Life Global Funding 3.000%, 05/04/2015 (Acquired 03/19/2012, Cost $524,042) (d)	526,271
525,000	Prudential Financial, Inc. 4.500%, 11/15/2020	557,469
200,000	Transatlantic Holdings, Inc. 8.000%, 11/30/2039	234,332
1,240,000	Travelers Property Casualty Corp. 5.000%, 03/15/2013	1,278,564
685,000	Willis North America, Inc. 6.200%, 03/28/2017	771,433

		7,142,599

	Life Sciences Tools & Services - 0.19%
150,000	Life Technologies Corp. 6.000%, 03/01/2020	176,251
350,000	PerkinElmer, Inc. 5.000%, 11/15/2021	376,364
375,000	Thermo Fisher Scientific, Inc. 3.600%, 08/15/2021	404,135

		956,750

	Machinery - 0.15%
650,000	Eaton Corp. 5.600%, 05/15/2018	767,123

	Media - 1.58%
540,000	CBS Corp. 3.375%, 03/01/2022	539,101
1,655,000	Comcast Corp. 5.875%, 02/15/2018	1,959,386
	DIRECTV Holdings, LLC
1,000,000	2.400%, 03/15/2017	1,007,698
425,000	3.800%, 03/15/2022	430,667
375,000	6.350%, 03/15/2040	426,323
500,000	Dish DBS Corp. 7.125%, 02/01/2016	551,250
725,000	NBCUniversal Media LLC 2.875%, 04/01/2016	756,634
375,000	News America, Inc. 6.150%, 02/15/2041	440,103
1,360,000	Time Warner Cable, Inc. 6.750%, 07/01/2018	1,658,827

225,000	WPP Finance UK 8.000%, 09/15/2014	253,880

		8,023,869

	Metals & Mining - 0.71%
850,000	BHP Billiton Finance USA Ltd. 1.125%, 11/21/2014	855,469
605,000	Cliffs Natural Resources, Inc. 4.875%, 04/01/2021	595,242
780,000	Freeport-McMoRan Copper & Gold, Inc. 3.550%, 03/01/2022	768,979
900,000	Rio Tinto Finance USA Ltd. 2.500%, 05/20/2016	936,195
435,000	Teck Resources Ltd. 6.000%, 08/15/2040	457,427

		3,613,312

	Multi-Utilities - 0.55%
715,000	Sempra Energy 6.500%, 06/01/2016	841,886
1,695,000	Xcel Energy, Inc. 5.613%, 04/01/2017	1,966,683

		2,808,569

	Office Electronics - 0.20%
955,000	Xerox Corp. 4.250%, 02/15/2015	1,013,171

	Oil & Gas - 3.62%
150,000	Anadarko Petroleum Corp. 8.700%, 03/15/2019	196,336
	Apache Corp.
450,000	3.625%, 02/01/2021 (a)	485,771
725,000	3.250%, 04/15/2022	758,606
	BP Capital Markets Plc
1,510,000	3.200%, 03/11/2016 (a)	1,607,449
350,000	4.500%, 10/01/2020	394,730
300,000	3.245%, 05/06/2022	311,271
1,160,000	Canadian Natural Resources Ltd. 3.450%, 11/15/2021	1,204,703
	Energy Transfer Partners LP
1,158,000	8.500%, 04/15/2014	1,282,487
700,000	9.000%, 04/15/2019	875,439
300,000	5.200%, 02/01/2022	321,870
375,000	Enterprise Products Operating LP 8.375%, 08/01/2066 (e)	406,758
	Husky Energy, Inc.
510,000	5.900%, 06/15/2014	554,680
995,000	3.950%, 04/15/2022	1,016,414
985,000	Marathon Oil Corp. 6.000%, 10/01/2017	1,161,417
445,000	Murphy Oil Corp. 4.000%, 06/01/2022	454,116
	Nexen, Inc.
150,000	5.875%, 03/10/2035	150,791
175,000	7.500%, 07/30/2039	204,603
955,000	ONEOK Partners LP 6.125%, 02/01/2041	1,080,687
	Petrobras International Finance Co.
375,000	3.500%, 02/06/2017	385,869
320,000	5.375%, 01/27/2021	346,487
310,000	6.875%, 01/20/2040	371,852
460,000	Petroleos Mexicanos 8.000%, 05/03/2019	586,500
	Phillips 66 Company
520,000	1.950%, 03/05/2015 (c)	524,063
1,035,000	4.300%, 04/01/2022 (c)	1,090,957
450,000	Rowan Companies, Inc. 4.875%, 06/01/2022	454,827
475,000	Schlumberger Investment SA 3.300%, 09/14/2021 (Acquired 09/07/2011 through 03/20/2012, Cost $476,758) (c)	498,642
405,000	Spectra Energy Partners LP 4.600%, 06/15/2021	428,579
360,000	Valero Energy Corp. 9.375%, 03/15/2019	473,741
250,000	Weatherford International Ltd. 9.625%, 03/01/2019	326,233
375,000	Western Gas Partners, LP 5.375%, 06/01/2021	415,827

		18,371,705

	Pharmaceuticals - 1.61%
325,000	Aristotle Holdings, Inc. 3.500%, 11/15/2016 (Acquired 11/14/2011, Cost $324,912) (c)	342,527
2,060,000	GlaxoSmithKline Capital PLC 1.500%, 05/08/2017	2,066,133
	Novartis Capital Corp.

1,485,000	2.900%, 04/24/2015	1,572,123
500,000	4.400%, 04/24/2020	579,819
	Sanofi-Aventis SA
1,305,000	1.625%, 03/28/2014	1,327,514
955,000	4.000%, 03/29/2021	1,067,133
1,130,000	Teva Pharmaceutical Finance 3.000%, 06/15/2015	1,190,045

		8,145,294

	Pipelines - 1.20%
600,000	Duke Energy, Inc. 5.668%, 08/15/2014	649,531
	Enterprise Products Operating LLC
1,000,000	5.650%, 04/01/2013	1,031,854
835,000	6.125%, 10/15/2039	949,231
575,000	Spectra Energy Capital LLC 5.650%, 03/01/2020	653,850
	TransCanada Pipelines Ltd.
810,000	7.625%, 01/15/2039	1,216,208
300,000	6.350%, 05/15/2067 (e)	309,246
1,125,000	Transocean, Inc. 6.500%, 11/15/2020	1,278,170

		6,088,090

	Real Estate - 1.40%
225,000	Camden Property Trust 5.700%, 05/15/2017	252,864
225,000	CubeSmart LP 4.800%, 07/15/2022	227,892
	Developers Diversified Realty Corp.
20,000	9.625%, 03/15/2016	24,313
405,000	7.500%, 04/01/2017	465,115
325,000	Duke Realty LP 4.375%, 06/15/2022	327,303
350,000	ERP Operating LP 4.625%, 12/15/2021	380,878
955,000	HCP, Inc. 5.375%, 02/01/2021	1,057,875
	Health Care Property Investments, Inc.
125,000	6.300%, 09/15/2016	140,895
200,000	6.000%, 01/30/2017	224,294
	Health Care REIT, Inc.
475,000	3.625%, 03/15/2016	488,717
675,000	5.250%, 01/15/2022	717,362
250,000	Kilroy Realty Corp. 5.000%, 11/03/2015	266,907
325,000	Liberty Property LP 5.500%, 12/15/2016	360,766
500,000	Simon Property Group, L.P. 4.125%, 12/01/2021	533,735
1,355,000	Simon Property Group, Inc. 6.125%, 05/30/2018	1,605,320

		7,074,236

	Road & Rail - 0.18%
565,000	Burlington Northern Santa Fe LLC 7.950%, 08/15/2030	793,082
134,000	Canadian Pacific Railway Ltd. 4.500%, 01/15/2022	145,058

		938,140

	Semiconductor & Semiconductor Equipment - 0.66%
415,000	Altera Corp. 1.750%, 05/15/2017	418,557
890,000	Analog Devices, Inc. 3.000%, 04/15/2016	948,442
955,000	Applied Materials, Inc. 2.650%, 06/15/2016	1,000,801
	Intel Corp.
350,000	1.950%, 10/01/2016	363,083
580,000	3.300%, 10/01/2021	621,269

		3,352,152

	Thrifts & Mortgage Finance - 0.02%
85,000	Santander Holdings USA, Inc. 4.625%, 04/19/2016	82,210

	Tobacco - 0.41%
	Altria Group, Inc.
905,000	9.700%, 11/10/2018	1,253,894
240,000	9.250%, 08/06/2019	333,893
375,000	Philip Morris International, Inc. 6.375%, 05/16/2038	503,476

		2,091,263

	Trucking - 0.08%
400,000	Penske Truck Leasing Co., L.P. 3.125%, 05/11/2015 (Acquired 05/08/2012, Cost $400,005) (c)	402,665

	Wireless Telecommunication Services - 0.28%
1,435,000	Vodafone Group Plc

	1.625%, 03/20/2017	1,436,868

	Total Corporate Obligations (Cost $170,045,786)	176,773,565

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.32%
1,270,000	Colombia Republic 4.375%, 07/12/2021	1,432,560
156,000	United Mexican States 6.750%, 09/27/2034	213,720

	Total Foreign Government Debt Obligations (Cost $1,473,696)	1,646,280

	MORTGAGE BACKED SECURITIES - 39.18%
	Federal Home Loan Mortgage Corp.
988,346	Series 2590, 5.000%, 03/15/2018	1,062,560
800,000	Series K-703, 2.699%, 05/25/2018 (e)	846,806
12,352	Pool #E9-9763, 4.500%, 09/01/2018	13,453
12,682	Pool #E9-9764, 4.500%, 09/01/2018	13,812
600,000	Series K-705, 2.303%, 09/25/2018 (e)	621,949
900,000	Series K-706, 2.323%, 10/25/2018	933,561
600,000	Series K-709, 2.086%, 03/25/2019	611,719
1,000,000	Series K-005, 4.317%, 11/25/2019	1,144,297
252,627	Pool #D9-6291, 4.500%, 09/01/2023	274,260
735,467	Pool #G1-3624, 5.000%, 08/01/2024	787,382
632,378	Series 2329, 6.500%, 06/15/2031	695,089
338,555	Series 2338, 6.500%, 07/15/2031	389,945
569,809	Pool #78-0447, 2.375%, 04/01/2033 (e)	605,766
1,261,094	Pool #G0-8085, 5.000%, 10/01/2035	1,359,569
555	Pool #A4-3129, 5.500%, 02/01/2036	611
4,269,098	Pool #A8-9148, 4.000%, 10/01/2039	4,534,790
1,507,395	Pool #C0-3815, 3.500%, 03/01/2042	1,590,204
2,322,889	Pool #C0-3830, 4.000%, 03/01/2042	2,470,360
1,000,000	Pool #U9-0688, 4.000%, 05/01/2042	1,080,517
	Federal National Mortgage Association
492,868	Pool #467626, 3.740%, 05/01/2018	540,346
4,000	Pool #685505, 5.000%, 05/01/2018	4,370
4,067	Pool #705709, 5.000%, 05/01/2018	4,427
1,700,000	Pool #958815, 4.506%, 06/01/2019	1,926,621
2,063,904	Pool #FN0001, 3.763%, 12/01/2020	2,275,801
1,423,783	Pool #AD3775, 4.500%, 03/01/2025	1,544,674
665,712	Pool #AD5693, 4.500%, 05/01/2025	714,227
3,096,699	Pool #AH6301, 4.000%, 05/01/2026	3,298,184
9,000,000	Pool #TBA, 2.500%, 07/15/2027 (g)	9,275,625
401,887	Pool #544859, 2.873%, 08/01/2029 (e)	422,890
434,425	Pool #786848, 7.000%, 10/01/2031	519,967
25,977	Pool #727181, 5.000%, 08/01/2033	28,615
9,682	Pool #730727, 5.000%, 08/01/2033	10,685
2,571	Pool #741862, 5.500%, 09/01/2033	2,839
3,377	Pool #766197, 5.500%, 02/01/2034	3,728
553	Pool #776974, 5.500%, 04/01/2034	614
351,688	Pool #888504, 2.198%, 04/01/2034 (e)	372,749
18,991	Pool #775776, 5.500%, 05/01/2034	20,964
422,339	Pool #725705, 5.000%, 08/01/2034	458,679
378,667	Pool #802783, 2.362%, 10/01/2034 (e)	402,831
30,781	Pool #781629, 5.500%, 12/01/2034	33,980
1,050	Pool #806098, 6.000%, 12/01/2034	1,172
5,695,504	Pool #AB0074, 5.000%, 02/01/2035	6,200,051
376,929	Pool #735504, 6.000%, 04/01/2035	424,504
23,153	Pool #822815, 5.500%, 04/01/2035	25,530
23,892	Pool #357850, 5.500%, 07/01/2035	26,344
25,282	Pool #820242, 5.000%, 07/01/2035	27,849
2,104,828	Pool #820345, 5.000%, 09/01/2035	2,284,158
4,679	Pool #838452, 5.500%, 09/01/2035	5,169
1,323,869	Pool #844158, 5.000%, 11/01/2035	1,436,661
540,587	Pool #745755, 5.000%, 12/01/2035	587,996
57,727	Pool #848939, 6.500%, 01/01/2036	65,492
25,297	Pool #851639, 6.500%, 01/01/2036	28,565
253,290	Pool #888022, 5.000%, 02/01/2036	275,499
27,607	Pool #865854, 6.000%, 03/01/2036	30,763
42,705	Pool #891474, 6.000%, 04/01/2036	47,588
260,208	Pool #897776, 6.500%, 09/01/2036	293,823
179,588	Pool #897505, 6.500%, 12/01/2036	202,789
52,290	Pool #906000, 6.000%, 01/01/2037	57,632
435	Pool #928062, 5.500%, 02/01/2037	480
614	Pool #899119, 5.500%, 04/01/2037	674
802	Pool #938488, 5.500%, 05/01/2037	886
1,116	Pool #970131, 5.500%, 03/01/2038	1,232
849	Pool #981313, 5.500%, 06/01/2038	936
1,177	Pool #985108, 5.500%, 07/01/2038	1,300
467	Pool #964930, 5.500%, 08/01/2038	516
608	Pool #987032, 5.500%, 08/01/2038	670
642	Pool #968371, 5.500%, 09/01/2038	709
315,928	Pool #AD0095, 6.000%, 11/01/2038	348,202
406	Pool #993050, 5.500%, 12/01/2038	448
276	Pool #MC0018, 5.500%, 12/01/2038	302

111,186	Pool #AA4302, 4.000%, 04/01/2039	118,523
51,297	Pool #AA4392, 4.000%, 04/01/2039	54,682
119,875	Pool #993579, 4.000%, 05/01/2039	127,785
26,419	Pool #AA5840, 4.000%, 06/01/2039	28,162
282,168	Pool #AA7670, 4.500%, 06/01/2039	305,747
143,963	Pool #AA8715, 4.000%, 06/01/2039	156,522
35,753	Pool #AA7720, 4.000%, 08/01/2039	38,113
20,587	Pool #AA9133, 4.500%, 08/01/2039	22,748
40,208	Pool #AC2861, 4.500%, 08/01/2039	44,430
945,450	Pool #AC3657, 4.500%, 10/01/2039	1,014,887
82,282	Pool #AC6121, 4.500%, 11/01/2039	90,922
25,242	Pool #AC8372, 4.500%, 12/01/2039	27,813
718,067	Pool #AD0586, 4.500%, 12/01/2039	793,467
825,406	Pool #AD5574, 5.000%, 04/01/2040	897,794
3,115,404	Pool #AD5661, 5.000%, 05/01/2040	3,403,491
3,507,032	Pool #AD6949, 5.500%, 06/01/2040	3,859,291
4,042,359	Pool #AB1231, 5.000%, 07/01/2040	4,416,162
159,438	Pool #AD7793, 4.500%, 07/01/2040	171,646
1,130,916	Pool #AD8033, 4.000%, 08/01/2040	1,205,895
57,086	Pool #AD9896, 4.000%, 08/01/2040	60,871
1,895,433	Pool #AE0217, 4.500%, 08/01/2040	2,034,638
4,000,000	Pool #TBA, 4.000%, 08/15/2040 (g)	4,250,625
24,000,000	Pool #TBA, 3.500%, 08/15/2040 (g)	25,166,251
65,285	Pool #AB1500, 4.000%, 09/01/2040	69,613
44,124	Pool #AD9856, 4.000%, 09/01/2040	47,049
304,741	Pool #AE1761, 4.000%, 09/01/2040	324,945
67,675	Pool #AE2559, 4.000%, 09/01/2040	72,161
22,021	Pool #AE2562, 4.000%, 09/01/2040	23,481
25,843	Pool #AE2566, 4.000%, 09/01/2040	27,557
217,162	Pool #AE3040, 4.000%, 09/01/2040	231,559
221,551	Pool #AE4312, 4.000%, 09/01/2040	236,240
74,186	Pool #MA0514, 4.000%, 09/01/2040	79,104
37,933	Pool #AE1618, 4.000%, 10/01/2040	40,447
151,962	Pool #AE4124, 4.000%, 10/01/2040	162,037
93,327	Pool #AE4888, 4.000%, 10/01/2040	99,514
363,919	Pool #MA0533, 4.000%, 10/01/2040	388,046
242,940	Pool #890269, 4.000%, 11/01/2040	259,046
88,053	Pool #AE3916, 4.000%, 11/01/2040	93,890
16,928	Pool #AE5147, 4.000%, 11/01/2040	18,050
20,351	Pool #AE5156, 4.000%, 11/01/2040	21,700
106,457	Pool #AE5880, 4.000%, 11/01/2040	113,515
57,246	Pool #AE7314, 4.000%, 11/01/2040	61,041
487,179	Pool #AE7723, 4.000%, 11/01/2040	519,478
179,633	Pool #AE8715, 4.000%, 11/01/2040	191,543
1,571,323	Pool #AH1089, 4.000%, 11/01/2040	1,675,500
1,249,774	Pool #MA0561, 4.000%, 11/01/2040	1,332,633
1,089,232	Pool #MA0583, 4.000%, 11/01/2040	1,161,446
1,849,286	Pool #AA4757, 4.000%, 12/01/2040	1,971,891
1,657,839	Pool #AE0698, 4.500%, 12/01/2040	1,784,776
337,531	Pool #AE8893, 4.000%, 12/01/2040	359,908
615,008	Pool #AE9706, 4.000%, 12/01/2040	655,783
19,069	Pool #AH0006, 4.000%, 12/01/2040	20,334
54,585	Pool #AH0020, 4.000%, 12/01/2040	58,204
109,533	Pool #AH0033, 4.000%, 12/01/2040	116,795
110,072	Pool #AH0599, 4.000%, 12/01/2040	117,370
48,083	Pool #AH0601, 4.000%, 12/01/2040	51,271
135,701	Pool #AE7893, 4.000%, 01/01/2041	144,698
107,949	Pool #AH0622, 4.000%, 01/01/2041	115,106
76,750	Pool #AH1263, 4.000%, 01/01/2041	81,838
332,613	Pool #AH2999, 4.000%, 01/01/2041	354,664
2,269,856	Pool #AH3373, 5.000%, 01/01/2041	2,486,125
22,996	Pool #AH4633, 4.000%, 01/01/2041	24,520
358,145	Pool #AH4763, 4.000%, 01/01/2041	381,889
407,117	Pool #MA0614, 4.000%, 01/01/2041	434,108
506,789	Pool #AB2265, 4.000%, 02/01/2041	549,574
21,287	Pool #AH4659, 4.000%, 02/01/2041	22,704
255,295	Pool #AH5653, 4.000%, 02/01/2041	276,529
107,720	Pool #AH5783, 4.000%, 02/01/2041	114,895
521,137	Pool #AL0934, 5.000%, 02/01/2041	566,841
681,904	Pool #AD1889, 4.500%, 03/01/2041	734,116
32,630	Pool #AH6150, 4.000%, 03/01/2041	34,804
131,378	Pool #AH6583, 4.000%, 03/01/2041	140,130
345,827	Pool #AL0146, 4.000%, 03/01/2041	375,995
996,763	Pool #AH4246, 4.500%, 04/01/2041	1,074,952
4,866,273	Pool #AH8854, 4.500%, 04/01/2041	5,283,653
347,713	Pool #AL0215, 4.500%, 04/01/2041	377,464
3,423,434	Pool #AL0247, 4.000%, 04/01/2041	3,712,452
974,094	Pool #AI0295, 4.500%, 05/01/2041	1,050,505
1,457,783	Pool #AI1856, 4.500%, 05/01/2041	1,599,924
433,032	Pool #AL0187, 5.000%, 05/01/2041	468,844
3,421,143	Pool #AL0208, 4.500%, 05/01/2041	3,714,161
64,250	Pool #AL0456, 5.000%, 06/01/2041	69,564
132,733	Pool #AB3306, 4.000%, 07/01/2041	141,575

16,852	Pool #AI0051, 4.000%, 07/01/2041	17,975
941,182	Pool #AI7368, 4.500%, 07/01/2041	1,015,011
4,000,000	Pool #TBA, 3.500%, 07/15/2041 (g)	4,205,625
3,142,300	Pool #AB3395, 4.500%, 08/01/2041	3,412,530
30,044	Pool #AI5793, 4.000%, 08/01/2041	32,045
1,043,882	Pool #AI7913, 4.500%, 08/01/2041	1,125,767
296,586	Pool #AI8154, 4.000%, 08/01/2041	316,342
215,602	Pool #AI8842, 4.500%, 08/01/2041	232,515
2,853,170	Pool #AL0658, 4.500%, 08/01/2041	3,076,981
34,759	Pool #AI7573, 4.000%, 09/01/2041	37,074
186,487	Pool #AJ0763, 4.000%, 09/01/2041	198,909
35,233	Pool #AJ0951, 4.000%, 09/01/2041	37,580
39,052	Pool #AJ1080, 4.500%, 09/01/2041	42,116
76,781	Pool #AL0815, 4.000%, 09/01/2041	83,479
138,617	Pool #AB3744, 4.000%, 10/01/2041	147,851
25,207	Pool #AJ1562, 4.000%, 10/01/2041	27,406
99,609	Pool #AJ1949, 4.000%, 10/01/2041	106,275
29,621	Pool #AJ1972, 4.000%, 10/01/2041	32,204
4,971,915	Pool #AJ2212, 4.500%, 10/01/2041	5,431,843
54,426	Pool #AJ3146, 4.500%, 10/01/2041	58,696
29,259	Pool #AJ3718, 4.000%, 10/01/2041	31,208
277,152	Pool #AJ4044, 4.000%, 10/01/2041	301,329
288,108	Pool #AJ4051, 4.000%, 10/01/2041	307,300
246,795	Pool #AJ4250, 4.000%, 10/01/2041	263,235
39,907	Pool #AJ4756, 4.000%, 10/01/2041	43,388
2,978,944	Pool #AL0933, 5.000%, 10/01/2041	3,243,453
1,879,022	Pool #AB3876, 4.000%, 11/01/2041	2,021,626
424,418	Pool #AB3943, 4.000%, 11/01/2041	452,689
159,945	Pool #AB3944, 4.000%, 11/01/2041	170,599
30,723	Pool #AJ3330, 4.000%, 11/01/2041	33,404
34,475	Pool #AJ4549, 4.000%, 11/01/2041	37,483
24,992	Pool #AJ4698, 4.000%, 11/01/2041	27,172
53,771	Pool #AJ5424, 4.000%, 11/01/2041	58,462
133,390	Pool #AJ5914, 4.000%, 11/01/2041	142,275
321,846	Pool #AJ5915, 4.000%, 11/01/2041	343,284
243,682	Pool #AJ5928, 4.000%, 11/01/2041	259,914
33,028	Pool #AJ7840, 4.000%, 11/01/2041	35,910
32,423	Pool #AB3995, 4.000%, 12/01/2041	35,252
272,376	Pool #AB4054, 4.000%, 12/01/2041	296,137
33,465	Pool #AI0848, 4.000%, 12/01/2041	36,384
30,693	Pool #AJ4187, 4.000%, 12/01/2041	33,370
40,643	Pool #AJ5736, 4.000%, 12/01/2041	44,189
680,254	Pool #AJ5957, 4.000%, 12/01/2041	725,566
45,438	Pool #AJ5968, 4.000%, 12/01/2041	48,465
38,447	Pool #AJ6061, 4.000%, 12/01/2041	41,800
523,069	Pool #AJ7684, 4.000%, 12/01/2041	568,700
27,774	Pool #AJ7868, 4.000%, 12/01/2041	30,197
144,817	Pool #AJ7899, 4.000%, 12/01/2041	154,509
57,596	Pool #AJ8104, 4.000%, 12/01/2041	62,620
33,191	Pool #AJ8109, 4.000%, 12/01/2041	36,086
24,705	Pool #AJ8171, 4.000%, 12/01/2041	26,861
43,455	Pool #AJ8341, 4.000%, 12/01/2041	47,246
64,336	Pool #AJ8436, 4.000%, 12/01/2041	69,948
26,395	Pool #AJ8912, 4.000%, 12/01/2041	28,697
33,015	Pool #AJ9248, 4.000%, 12/01/2041	35,895
61,540	Pool #AJ2446, 4.000%, 01/01/2042	65,640
39,439	Pool #AJ7538, 4.000%, 01/01/2042	42,879
29,665	Pool #AJ8001, 4.000%, 01/01/2042	31,798
44,106	Pool #AJ8369, 4.000%, 01/01/2042	47,954
36,008	Pool #AJ9162, 4.000%, 01/01/2042	39,150
197,232	Pool #AJ9330, 4.000%, 01/01/2042	214,437
25,014	Pool #AJ9779, 4.000%, 01/01/2042	27,196
31,634	Pool #AK0170, 4.000%, 01/01/2042	34,394
68,215	Pool #AK0543, 4.000%, 01/01/2042	74,166
27,146	Pool #AK0563, 4.000%, 01/01/2042	29,514
60,309	Pool #AK1827, 4.000%, 01/01/2042	65,570
3,929,461	Pool #AB4438, 3.500%, 02/01/2042	4,143,634
400,000	Pool #AO6760, 4.000%, 05/01/2042	432,019
400,000	Pool #AO4164, 4.000%, 06/01/2042	432,019
600,000	Pool #AO6759, 4.000%, 06/01/2042	648,029
200,000	Pool #TBA, 4.000%, 07/01/2042 (g)	216,109
6,000,000	Pool #TBA, 3.000%, 07/15/2042 (g)	6,154,688
4,000,000	Pool #TBA, 3.000%, 08/15/2042 (g)	4,092,500
	Government National Mortgage Association
268,436	Pool #752842X, 3.950%, 07/15/2025	291,779
33,494	Pool #614436X, 5.000%, 08/15/2033	36,875
719,297	Pool #618907X, 5.000%, 09/15/2033	797,603
101,719	Pool #605098X, 5.000%, 03/15/2034	112,666
89,396	Pool #520279X, 5.000%, 11/15/2034	99,044
1,420,358	Pool #644812X, 6.000%, 05/15/2035	1,608,432
1,600,975	Pool #688021X, 6.000%, 10/15/2038	1,799,458
248,091	Pool #736686X, 5.000%, 02/15/2039	273,432
1,817,450	Pool #723248, 5.000%, 10/15/2039	2,013,032

689,671	Pool #726382, 5.000%, 10/15/2039	763,889
1,855,728	Pool #782858X, 6.000%, 11/15/2039	2,085,795
509,162	Pool #782916X, 5.500%, 02/15/2040	565,405
2,063,617	Pool #752631C, 4.500%, 10/20/2040	2,295,518
1,000,000	Pool #TBA, 4.000%, 07/15/2042 (g)	1,091,094

	Total Mortgage Backed Securities (Cost $193,677,632)	198,644,023

	MUNICIPAL DEBT OBLIGATIONS - 0.44%
	California, GO,
230,000	7.500%, 04/01/2034	287,555
315,000	Illinois, GO, 7.350%, 07/01/2035	366,383
	South Carolina Student Loan Corp., Series A-1, Revenue Bond,
489,962	Series 2005-A, 0.567%, 12/03/2018 (e)	486,184
894,422	0.557%, 12/02/2019 (e)	880,782

	Total Municipal Debt Obligations (Cost $2,059,388)	2,228,146

Number of Shares

	PREFERRED STOCKS - 0.10%
	Diversified Financial Services - 0.10%
14,200	Citigroup Capital XII	355,852
44,650	Federal Home Loan Mortgage Corp. (b)(k)	96,891
33,650	Federal National Mortgage Association (b)(k)	55,655

	Total Preferred Stocks (Cost $2,349,217)	508,398

Principal Amount

	SUPRANATIONAL OBLIGATIONS - 0.99%
	Banks - 0.99%
4,000,000	Inter-American Development Bank 0.500%, 05/29/2014	3,989,784
900,000	North American Development Bank 4.375%, 02/11/2020	1,020,575

		5,010,359

	Total Supranational Obligations (Cost $4,586,413)	5,010,359

	U.S. TREASURY OBLIGATIONS - 18.30%
	U.S. Treasury Bonds - 3.76%
100,000	5.000%, 05/15/2037	144,328
700,000	4.375%, 11/15/2039	932,532
1,200,000	4.250%, 11/15/2040	1,569,937
500,000	4.375%, 05/15/2041	667,890
2,300,000	3.750%, 08/15/2041	2,774,016
11,255,000	3.125%, 11/15/2041	12,100,881
400,000	3.125%, 02/15/2042	429,688
407,300	0.750%, 02/15/2042 (h)	428,779
	U.S. Treasury Notes - 14.54%
3,400,000	0.250%, 11/30/2013 (j)	3,398,273
2,400,000	1.250%, 02/15/2014	2,436,281
3,600,000	0.250%, 05/31/2014	3,596,062
122,063	2.000%, 07/15/2014 (h)	129,415
3,700,000	0.625%, 07/15/2014	3,721,682
1,084,482	1.625%, 01/15/2015 (h)	1,153,109
10,345,000	0.375%, 03/15/2015	10,340,148
1,700,000	0.375%, 04/15/2015	1,699,070
118,290	1.875%, 07/15/2015 (h)	128,714
10,890,000	2.000%, 04/30/2016	11,487,251
9,310,000	0.875%, 01/31/2017	9,392,189
700,000	0.625%, 05/31/2017	696,883
2,100,000	0.750%, 06/30/2017	2,102,461
800,000	1.375%, 12/31/2018	818,000
1,500,000	1.000%, 06/30/2019	1,488,282
9,955,000	2.000%, 11/15/2021	10,322,867
10,455,000	2.000%, 02/15/2022	10,808,672

	Total U.S. Treasury Obligations (Cost $90,393,717)	92,767,410

	US GOVERNMENT AGENCY ISSUES - 2.42%
	Federal Home Loan Banks
2,700,000	0.210%, 01/04/2013	2,700,197
1,200,000	5.625%, 06/11/2021(a)	1,544,827
	Federal Home Loan Mortgage Corp.
300,000	0.500%, 10/15/2013	300,845
1,300,000	1.000%, 03/08/2017	1,308,525
400,000	1.250%, 05/12/2017	405,764
1,200,000	1.000%, 06/29/2017	1,204,382
600,000	1.000%, 07/28/2017	600,428
900,000	2.375%, 01/13/2022	925,597
	Federal National Mortgage Association
200,000	4.125%, 04/15/2014	213,489
1,700,000	0.625%, 10/30/2014	1,708,510
1,200,000	Tennessee Valley Authority 4.375%, 06/15/2015	1,332,795

	Total US Government Agency Issue (Cost $11,889,503)	12,245,359

Number of Shares

	WARRANTS - 0.00%
	Warrant - 0.00%
272	Semgroup Corp. (d) Expiration: November, 2014 Exercise Price: $1.00	2,462

	Total Warrants (Cost $0)	2,462

	SHORT TERM INVESTMENTS - 10.12%
	Money Market Funds - 1.25%
6,318,096	Federated Prime Obligations Fund Effective Yield, 0.17%	6,318,096

Principal Amount

	Repurchase Agreement - 8.87%
45,000,000	Merrill Lynch Repurchase Agreement 0.180%, 07/02/2012 (Collateralized by various U.S. Government Agency Issues, value $45,756,236, 3.500% to 6.000%, 11/01/33 to 07/01/42)	45,000,000

	Total Short Term Investments (Cost $51,318,096)	51,318,096

Number of Shares

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.47%
	Money Market Funds - 0.46%
2,343,894	First American Government Obligations Fund Effective Yield, 0.02%	2,343,894
4,931	Reserve Primary Fund (i)	191

	Total Money Market Funds (Cost $2,348,149)	2,344,085

Principal Amount

	Cash - 0.01%
51,892	Cash	51,892

	Total Cash (Cost $51,892)	51,892

	Total Investments Purchased as Securities Lending Collateral (Cost $2,400,041)	2,395,977

	Total Investments (Cost $554,554,923) - 111.72%	566,397,445
	Liabilities in Excess of Other Assets - (11.72)%	(59,406,729)

	TOTAL NET ASSETS - 100.00%	$506,990,716

Percentages are stated as a percent of net assets.

Principal Amounts are denominated in the currency in which the security was purchased.

(a)	All or portion of this security is on loan.
(b)	Non-Income producing.
(c)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $10,559,531, which represents 2.08% of total net assets.

(d)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $533,884, which represents 0.11% of total net assets.

(e)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2012.
(f)	Non-income producing. Item identified as in default as to payment of interest.
(g)	Security purchased on a when-issued basis. On June 30, 2012, the total value of investments purchased on a when-issued basis was $54,452,517 or 10.74% of total net assets.
(h)	Represents a U.S. Treasury Inflation protected Security.
(i)	As of June 30, 2012, the Fund has fair valued this security and deemed it illiquid. The value of this security was $191, which represents 0.00% of total net assets.
(j)	Partially assigned as collateral for certain futures contracts.
(k)	Variable Rate Security.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$554,554,923

Gross unrealized appreciation	16,882,249
Gross unrealized depreciation	(5,039,727)

Net unrealized appreciation	$11,842,522

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Forward Sale Commitments (Unaudited)

Description	Principal Amount	Settlement Date	Proceeds Received	Value

Federal National Mortgage Association, Pool #TBA, 4.000%, 07/01/2040	$8,000,000	7/12/2012	$8,515,469	$8,616,250
Federal National Mortgage Association, Pool #TBA, 4.500%, 07/15/2041	4,000,000	7/12/2012	4,286,406	4,291,875
Federal National Mortgage Association, Pool #TBA, 5.000%, 07/15/2041	1,000,000	7/12/2012	1,081,250	1,082,344

	$13,000,000		$13,883,125	$13,990,469

Schedule of Open Futures Contracts (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)

Eurodollar 90 Day Futures	45	$11,179,125	Mar-14	$16,701
Eurodollar 90 Day Futures	87	21,591,225	Sep-14	90,667
Eurodollar 90 Day Futures	(87)	(21,504,225)	Sep-15	(159,111)
Eurodollar 90 Day Futures	(45)	(11,149,313)	Mar-15	(45,890)
U.S. Treasury 5 Year Note Futures	167	20,702,781	Sep-12	3,514
U.S. Treasury 10 Year Note Futures	(14)	(1,867,250)	Sep-12	298
U.S. Treasury Long Bond Futures	(47)	(6,954,531)	Sep-12	43,851
U.S. Treasury Ultra Bond Futures	25	4,171,094	Sep-12	24,913

	131	$16,168,906		($25,057)

GuideMarkSM Tax-Exempt Fixed Income Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Principal Amount		Value

	MUNICIPAL DEBT OBLIGATIONS - 98.69%
	Alaska - 0.73%
$500,000	Valdez Marine Terminal - BP Pipelines, Series B, Refunding, Revenue Bond, BP Plc Insured, 5.000%, 01/01/2021	$592,555

	Arizona - 3.17%
750,000	Phoenix Civic Improvement Wastewater System, Refunding, Revenue Bond, 5.000%, 07/01/2020	861,322
500,000	Pinal County Industrial Development Authority Correctional Facilities, Revenue Bond, ACA Insured, 5.250%, 10/01/2015	533,020
1,000,000	Salt River Project, Series A, Revenue Bond, 5.000%, 01/01/2021	1,165,390

		2,559,732

	Arkansas - 0.66%
500,000	University of Arkansas, Series A, Revenue Bond, 4.125%, 11/01/2030	535,755

	California - 9.46%
445,000	California Economic Recovery, Series A, Refunding, GO, 5.250%, 07/01/2021	534,392
400,000	California Municipal Finance Authority, Mobile Home Park, Series A, Refunding, Revenue Bond, 6.400%, 08/15/2045	434,440
500,000	California Statewide Communities Development Authority, Refunding, Revenue Bond, 6.125%, 07/01/2046	514,935
500,000	California Statewide Communities Development Authority, Series A, Revenue Bond, 5.000%, 04/01/2042	534,145
400,000	California Statewide Communities Development Authority, Series A, Revenue Bond, ACA Insured, 5.625%, 08/01/2034	401,560
1,000,000	California, GO, 6.500%, 04/01/2033	1,205,960
1,000,000	Gilroy Unified School District, GO, Assured Guaranty Insured, 6.000%, 08/01/2025	1,199,740
	Golden State Tobacco Securitization, Series A, Refunding, Revenue Bond,
175,000	5.125%, 06/01/2047	127,116
325,000	5.750%, 06/01/2047	261,957
700,000	Golden State Tobacco Securitization, Series A, Revenue Bond, 5.000%, 06/01/2017	701,323
1,000,000	Los Angeles Department of Airports, Series A, Refunding, Revenue Bond, 5.250%, 05/15/2029	1,140,550
500,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond, 5.250%, 07/15/2025	577,485

		7,633,603

	Colorado - 1.00%
700,000	Regional Transportation District, Revenue Bond, 6.000%, 01/15/2026	804,118

	Connecticut - 1.29%
	Connecticut Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
500,000	5.000%, 07/01/2025	585,190
450,000	4.000%, 07/01/2049 (a)	460,193

		1,045,383

	Delaware - 0.62%
500,000	New Castle County, Revenue Bond, 5.000%, 09/01/2036	500,340

	District of Columbia - 0.62%
500,000	District of Columbia, Refunding, Revenue Bond, 0.170%, 10/01/2038 (a)	500,000

	Florida - 1.15%
300,000	Brevard County Health Facilities Authority, Revenue Bond, 7.000%, 04/01/2039	365,343
500,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond, 5.250%, 08/01/2021	561,055

		926,398

	Georgia - 2.48%
500,000	Atlanta Water & Wastewater, Revenue Bond, 6.250%, 11/01/2039	590,585
1,000,000	Fulton County School District, Refunding, GO, 5.250%, 01/01/2014	1,073,170
325,000	Marietta Development Authority, Revenue Bond, 7.000%, 06/15/2039	341,198

		2,004,953

	Hawaii - 0.71%
500,000	Hawaii, Series DJ, GO, 5.000%, 04/01/2024	569,670

	Idaho - 1.44%
1,000,000	Boise-Kuna District, Revenue Bond, 7.375%, 06/01/2034	1,159,380

	Illinois - 4.40%
225,000	Illinois Financial Authority, Revenue Bond, 7.000%, 08/15/2044	257,423
400,000	Markham, Series A, GO, 6.000%, 02/01/2025	433,568
445,000	Markham, Series C, GO, 4.750%, 02/01/2017	454,336
400,000	Northlake, GO, FGIC Insured, 5.000%, 12/01/2029	427,488
	Railsplitter Tobacco Settlement Authority, Revenue Bond,
750,000	5.000%, 06/01/2018	854,100
500,000	6.250%, 06/01/2024	557,110
500,000	University of Illinois, Series C, Revenue Bond, 5.000%, 04/01/2026	564,215

		3,548,240

	Indiana - 3.49%
500,000	Fishers Industry Redevelopment District, Saxony Project, Revenue Bond, 5.250%, 07/15/2034	551,545
1,000,000	Indiana State Finance Authority, Series A, Refunding, Revenue Bond, 5.000%, 02/01/2021	1,214,520
400,000	Sheridan Community School’s Building Corporation, Revenue Bond, FSA Insured, 5.500%, 07/15/2020	471,904
500,000	Tri-Creek Middle School Building Corporation, Revenue Bond, FSA Insured, 5.250%, 07/15/2021	575,890

		2,813,859

	Iowa - 1.93%
600,000	Iowa Finance Authority Pollution Control, Revenue Bond, FGIC Insured, 5.000%, 07/01/2014	642,588
750,000	Iowa Finance Authority, Revenue Bond, 5.000%, 08/01/2018	912,495

		1,555,083

	Kansas - 0.48%
560,000	Wyandotte County/Kansas City Unified Government, Series B, Refunding, Revenue Bond, 0.000%, 06/01/2021 (b)	385,067

	Kentucky - 1.26%
1,000,000	Pikeville Hospital, Revenue Bond, 3.000%, 09/01/2013	1,019,080

	Louisiana - 2.38%
800,000	Louisiana Citizens Property, Revenue Bond, 6.750%, 06/01/2026	956,920
500,000	Louisiana Public Facilities Authority, Revenue Bond, 5.500%, 05/15/2032	654,860
300,000	St. Charles Parish Louisiana Gulf, Revenue Bond, 4.000%, 12/01/2040 (a)	308,901

		1,920,681

	Maryland - 2.38%
325,000	Anne Arundel County, Tax Allocation, 6.100%, 07/01/2040	340,502
600,000	Maryland Department of Transportation County T Construction, Revenue Bond, 5.500%, 02/01/2017	726,354
400,000	Maryland Economic Development Corporation, Series A, Revenue Bond, 5.750%, 06/01/2035	429,356
400,000	Maryland Student Housing Economic Development, Revenue Bond, 5.750%, 06/01/2033	427,368

		1,923,580

	Massachusetts - 3.84%
430,000	Massachusetts Development Finance Agency, Series A, Revenue Bond, 5.450%, 04/15/2014	446,873
	Massachusetts Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
500,000	5.000%, 12/15/2029	588,510
785,000	5.500%, 11/15/2036	946,765
500,000	Massachusetts Health & Educational Facilities Authority, Series B, Revenue Bond, 5.000%, 10/01/2038	565,200
500,000	Massachusetts, Series D, Refunding, GO, 4.250%, 10/01/2027	554,345

		3,101,693

	Michigan - 1.07%
800,000	Lansing School District, Refunding, GO, Q-SBLF Insured, 5.000%, 05/01/2017	867,664

	Minnesota - 2.76%
700,000	Minneapolis & St. Paul Housing and Redevelopment Authority Health Care, Revenue Bond, 4.000%, 08/15/2015	749,238
250,000	Rochester Health Care Facilities Mayo Clinic, Revenue Bond, 4.000%, 11/15/2041	253,452
560,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond, 4.500%, 11/15/2038 (a)	668,937
500,000	Tobacco Securitization Authority, Series B, Revenue Bond, 5.250%, 03/01/2031	557,260

		2,228,887

	Missouri - 4.79%
810,000	Hannibal Industrial Development Authority, Hannibal Regional Hospital, Refunding, Revenue Bond, 5.250%, 09/01/2018	847,309
700,000	Missouri Development Finance Board, Revenue Bond, 5.750%, 06/01/2034	729,155
500,000	Missouri Health & Educational Facilities Authority, Series A, Revenue Bond, 5.375%, 03/15/2039	570,420
1,000,000	Missouri Highway & Transportation Commission, Series B, Revenue Bond, 5.000%, 05/01/2024	1,134,710
500,000	St. Louis Airport, Revenue Bond, 6.625%, 07/01/2034	583,310

		3,864,904

	Nebraska - 0.73%
500,000	Omaha Public Power Distributors, Series B, Revenue Bond, 5.000%, 02/01/2027	589,145

	New Jersey - 2.13%
500,000	New Jersey Economic Development Authority, Refunding, Revenue Bond, 5.000%, 06/15/2026	544,535
500,000	New Jersey State Transportation Trust Fund Authority, Series A, Refunding, Revenue Bond, 5.500%, 12/15/2021	625,480
500,000	New Jersey State Transportation Trust Fund Authority, Series B, Revenue Bond, 5.000%, 06/15/2042	548,305

		1,718,320

	New York - 10.15%
325,000	Brooklyn Arena Local Development Corporation, Revenue Bond, 6.500%, 07/15/2030	372,587
500,000	Build NYC Resource Corp., Refunding, Revenue Bond, 5.000%, 08/01/2020	590,050
480,000	Hudson Yards Infrastructure Corp., Series A, Revenue Bond 5.750%, 02/15/2047	551,592
180,000	Long Island Power Authority, Series A, Revenue Bond, 5.000%, 09/01/2037	196,463
1,000,000	Metropolitan Transportation Authority, Series F, Revenue Bond, 5.000%, 11/15/2014	1,101,260
325,000	New York Dormitory Authority, Revenue Bond, 6.125%, 12/01/2029	352,586
300,000	New York Dormitory Authority, Series A, Refunding, Revenue Bond, 4.000%, 07/01/2037	312,552
250,000	New York Dormitory Authority, Series B, Refunding, Revenue Bond, 5.000%, 07/01/2038	284,317
500,000	New York Environmental Facilities, Revenue Bond, 5.500%, 10/15/2027	672,795
	New York State Liberty Development Corp., Refunding, Revenue Bond,
180,000	5.000%, 09/15/2040	202,183
320,000	5.000%, 09/15/2043	344,954
500,000	New York State Liberty Development Corp., Revenue Bond, 5.750%, 11/15/2051	568,575
900,000	New York, GO, 5.375%, 04/01/2036	1,016,604
500,000	New York, Series E, GO, 4.000%, 12/15/2027	551,670
500,000	Sales Tax Asset Receivable Corp., Series A, Revenue Bond, 5.250%, 10/15/2019	555,170
500,000	Tobacco Settlement Financing, Revenue Bond, 5.250%, 06/01/2021	520,915

		8,194,273

	North Carolina - 0.70%
500,000	North Carolina Capital Facilities Finance Agency, Series B, Refunding, Revenue Bond, 5.000%, 10/01/2038	567,105

	Ohio - 3.31%
500,000	Buckeye Tobacco Settlement Financial Authority, Series A, Revenue Bond, 5.875%, 06/01/2047	384,145
500,000	Ohio Air Quality Development Authority, Series A, Revenue Bond, 5.700%, 08/01/2020	579,425
500,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond, 5.000%, 01/01/2026	575,360
1,000,000	Ohio, Series A, GO, 5.000%, 09/01/2015	1,134,970

		2,673,900

	Oregon - 0.57%
400,000	Clackamas County School District, GO, 5.000%, 06/15/2021 (a)	462,960

	Pennsylvania - 9.95%
1,250,000	Allegheny County Hospital Development Authority, Series A, Revenue Bond, 5.000%, 09/01/2014	1,363,375
180,000	Allegheny County Industrial Development Authority, Refunding, Revenue Bond, 6.500%, 05/01/2017	195,030

880,000	Blair County, Series A, Refunding, GO, 5.375%, 08/01/2015	988,777
500,000	Butler County Hospital Authority, Revenue Bond, 7.125%, 07/01/2029	614,990
1,000,000	Lycoming County College, Revenue Bond, 5.500%, 07/01/2026	1,164,840
200,000	Montgomery County Industrial Development Authority, Revenue Bond, 6.000%, 02/01/2021	202,884
400,000	Pennsylvania Economic Development Financing Authority, Albert Einstein Health Care, Series A, Refunding, Revenue Bond, 6.250%, 10/15/2023	453,076
325,000	Pennsylvania Economic Development Financing Authority, Allegheny Energy Supply, Revenue Bond, 7.000%, 07/15/2039	381,823
	Pennsylvania Higher Educational Facilities Authority, Revenue Bond,
500,000	5.250%, 07/01/2019	566,075
400,000	5.800%, 07/01/2030	444,488
1,000,000	Pennsylvania, Refunding, GO, 5.250%, 02/01/2014	1,076,760
500,000	Philadelphia Gas Works, Refunding, Revenue Bond, 5.250%, 08/01/2017	579,050

		8,031,168

	Puerto Rico - 2.05%
120,000	Puerto Rico Aqueduct & Sewer Authority, Series A, Refunding, Revenue Bond, 6.000%, 07/01/2047	127,790
375,000	Puerto Rico Commonwealth, Series A, Refunding, Revenue Bond, Assured Guaranty Insured, 5.000%, 07/01/2016	416,100
620,000	Puerto Rico Commonwealth, Series B, Prerefunded, Refunding, GO, 5.250%, 07/01/2032	733,733
380,000	Puerto Rico Electric Power Authority, Series A, Revenue Bond, 5.000%, 07/01/2042	381,182

		1,658,805

	South Dakota - 0.65%
500,000	South Dakota Housing Development Authority, Series A, Revenue Bond, 4.250%, 05/01/2015	523,505

	Texas - 9.73%
430,000	Central Texas Regional Mobility Authority, Revenue Bond, 6.000%, 01/01/2041	486,756
635,000	Clifton Texas Higher Education Finance Corporation, Series A, Refunding, Revenue Bond, 4.000%, 12/01/2015	659,994
515,000	Frisco Texas Independent School District, Series A, GO, 6.000%, 08/15/2038	623,042
425,000	Harris County Industrial Development, Revenue Bond, 5.000%, 02/01/2023	458,205
500,000	Houston, GO, 5.250%, 03/01/2028	575,780
580,000	La Porte Independent School District, GO, 5.250%, 02/15/2024	643,701
500,000	Mansfield Independent School District, GO, 1.750%, 08/01/2042	511,010
500,000	North Texas Tollway Authority, Series A, Refunding, Revenue Bond, 6.000%, 01/01/2019	599,160
250,000	North Texas Tollway Authority, Series A, Revenue Bond, 5.000%, 09/01/2020	302,615
770,000	North Texas Tollway Authority, Series E, Refunding, Revenue Bond, 5.750%, 01/01/2038 (a)	885,084
400,000	Texas Private Activity Surface Transportation Corp., LBJ Infrastructure, Revenue Bond, 7.500%, 06/30/2033	497,068

445,000	Texas Private Activity Surface Transportation Corp., Revenue Bond, 7.500%, 12/31/2031	550,127
500,000	Texas Transportation Commission, Revenue Bond, 5.000%, 04/01/2018	594,375
400,000	Texas, Series A, GO, 5.000%, 04/01/2022	470,620

		7,857,537

	Utah - 1.50%
1,000,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond, 5.500%, 06/01/2022	1,207,110

	Virginia - 2.18%
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured, 5.500%, 11/15/2019	1,214,770
400,000	Virginia College Building Authority Educational Facilities, Revenue Bond, 5.750%, 01/01/2034	547,728

		1,762,498

	Washington - 0.68%
500,000	King County Hospital, Refunding, GO, MBIA Insured, 5.000%, 12/01/2021	552,485

	Wisconsin - 2.25%
500,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, MBIA Insured, 5.500%, 12/15/2026	594,865
1,000,000	Wisconsin, Series A, Refunding, Revenue Bond, 6.000%, 05/01/2033	1,220,340

		1,815,205

	Total Municipal Debt Obligations (Cost $72,623,712)	79,674,641

Number of Shares

	SHORT TERM INVESTMENTS - 0.42%
	Money Market Funds - 0.42%
339,635	Fidelity Tax Exempt Portfolio Effective Yield, 0.01%	339,635

	Total Short Term Investments (Cost $339,635)	339,635

	Total Investments (Cost $72,963,347) - 99.11%	80,014,276
	Other Assets in Excess of Liabilities - 0.89%	721,938

	TOTAL NET ASSETS - 100.00%	$80,736,214

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2012.
(b)	Zero Coupon Bond.

Glossary of Terms

ACA	American Capital Access
FGIC	Financial Guaranty Insurance Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
Q-SBLF	Qualified School Board Loan

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$72,963,347

Gross unrealized appreciation	7,060,055
Gross unrealized depreciation	(9,126)

Net unrealized appreciation	$7,050,929

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities and investments purchased as securities lending collateral.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012 :

GuideMarkSM Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$170,999,459	$—	$—	$170,999,459
Short Term Investments	6,376,853	—	—	6,376,853
Investments Purchased as Securities Lending Collateral	1,437,225	—	792	1,438,017
Total Investments in Securities	$178,813,537	$—	$792	$178,814,329

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2012.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments Purchased as Securities Lending Collateral
Balance as of March 31, 2012	$792
Change in unrealized appreciation	—
Balance as of June 30, 2012	$792
Change in unrealized appreciation during the period
for Level 3 investments held at June 30, 2012.	$—

Significant Unobservable Inputs

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of June 30, 2012, are as follows:

Description	Fair Value at 06/30/12	Valuation Techniques	Unobservable Input	Range
Investments Purchased as Securities Lending Collateral	$792	Conservative value assigned pending litigation proceedings	Allocation model of the potential remaining assets to be distributed	$792-$792

GuideMarkSM Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$182,876,549	$—	$—	$182,876,549
Real Estate Investment Trusts	3,523,444	—	—	3,523,444
Short Term Investments	946,088	—	—	946,088
Investments Purchased as Securities Lending Collateral	4,374,395	—	906	4,375,301
Total Investments in Securities	$191,720,476	$—	$906	$191,721,382

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2012.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of March 31, 2012	$906
Change in unrealized appreciation	—
Balance as of June 30, 2012	$906
Change in unrealized appreciation during the period
for Level 3 investments held at June 30, 2012.	$—

Significant Unobservable Inputs

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of June 30, 2012, are as follows:

Description	Fair Value at 06/30/12	Valuation Techniques	Unobservable Input	Range
Investments Purchased as Securities Lending Collateral	$906	Conservative value assigned pending litigation proceedings	Allocation model of the potential remaining assets to be distributed	$906-$906

GuideMarkSM Small/Mid Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$71,440,313	$—	$—	$71,440,313
Real Estate Investment Trusts	7,015,345	—	—	7,015,345
Short Term Investments	1,787,973	—	—	1,787,973
Investments Purchased as Securities Lending Collateral	2,849,937	—	247	2,850,184
Total Investments in Securities	$83,093,568	$—	$247	$83,093,815

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2012.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of March 31, 2012	$247
Change in unrealized appreciation	—
Balance as of June 30, 2012	$247
Change in unrealized appreciation during the period
for Level 3 investments held at June 30, 2012.	$—

Significant Unobservable Inputs

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of June 30, 2012, are as follows:

Description	Fair Value at 06/30/12	Valuation Techniques	Unobservable Input	Range
Investments Purchased as Securities Lending Collateral	$247	Conservative value assigned pending litigation proceedings	Allocation model of the potential remaining assets to be distributed	$247-$247

GuideMarkSM World ex-US Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$31,150,858	$215,403,396	$—	$246,554,254
Investment Companies	3,893,536	—	—	3,893,536
Preferred Stocks	3,697,648	—	—	3,697,648
Real Estate Investment Trusts	—	1,695,150	—	1,695,150
Rights	15,362	—	—	15,362
Short Term Investments	4,281,471	—	—	4,281,471
Investments Purchased as Securities Lending Collateral	87,280	—	216	87,496
Total Investments in Securities	$43,126,155	$217,098,546	$216	$260,224,917

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in/out of Levels 1 or 2.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of March 31, 2012	$216
Change in unrealized depreciation	—
Balance as of June 30, 2012	$216
Change in unrealized appreciation during the period
for Level 3 investments held at June 30, 2012.	$—

Significant Unobservable Inputs

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of June 30, 2012, are as follows:

Description	Fair Value at 06/30/12	Valuation Techniques	Unobservable Input	Range
Investments Purchased as Securities Lending Collateral	$216	Conservative value assigned pending litigation proceedings	Allocation model of the potential remaining assets to be distributed	$216-$216

GuideMarkSM Opportunistic Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$136,657,271	$—	$—	$136,657,271
Real Estate Investment Trusts	1,850,309	—	—	1,850,309
Short Term Investments	6,924,993	—	—	6,924,993
Investments Purchased as Securities Lending Collateral	3,556,749	—	—	3,556,749
Total Investments in Securities	$148,989,322	$—	$—	$148,989,322

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2012.

GuideMarkSM Core Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$8,194,427	$—	$8,194,427
Collateralized Mortgage Obligations	—	14,662,943	—	14,662,943
Corporate Obligations	—	176,773,565	—	176,773,565
Foreign Government Debt Obligations	—	1,646,280	—	1,646,280
Mortgage Backed Securities	—	198,644,023	—	198,644,023
Municipal Debt Obligations	—	2,228,146	—	2,228,146
Supranational Obligations	—	5,010,359	—	5,010,359
U.S. Government Agency Issues	—	12,245,359	—	12,245,359
U.S. Treasury Obligations	—	92,767,410	—	92,767,410
Total Fixed Income	—	512,172,512	—	512,172,512
Preferred Stock	505,473	2,925	—	508,398
Warrants	2,462	—	—	2,462
Short Term Investments	6,318,096	45,000,000	—	51,318,096
Investments Purchased as Securities Lending Collateral	2,395,786	—	191	2,395,977
Total Investments in Securities	$9,221,817	$557,175,437	$191	$566,397,445

Other Financial Instruments*
Forward Sale Commitments	$—	$13,990,469	$—	$13,990,469
Futures	(25,057)	—	—	(25,057)
Total	$(25,057)	$13,990,469	$—	$13,965,412

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward sale commitments and futures. Forward sale commitments are reflected at value. Futures are reflected at the unrealized appreciation on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in/out of Levels 1 or 2.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of March 31, 2012	$191
Change in unrealized appreciation	—
Balance as of June 30, 2012	$191
Change in unrealized appreciation during the period
for Level 3 investments held at June 30, 2012.	$—

Significant Unobservable Inputs

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of June 30, 2012, are as follows:

Description	Fair Value at 06/30/12	Valuation Techniques	Unobservable Input	Range
Investments Purchased as Securities Lending Collateral	$191	Conservative value assigned pending litigation proceedings	Allocation model of the potential remaining assets to be distributed	$191-$191

GuideMarkSM Tax-Exempt Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Municipal Debt Obligations	$—	$79,674,641	$—	$79,674,641
Short Term Investments	339,635	—	—	339,635
Total Investments in Securities	$339,635	$79,674,641	$—	$80,014,276

There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2012.

Derivative Instruments and Hedging Activities

GuideMarkSM Core Fixed Income Fund

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the period, the Fund used money market and fixed income derivatives including futures, forwards, and options for both hedging and investment purposes, primarily duration management and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on 90-day Eurodollars: short, medium, and long-term U.S. debt, medium and long-term German debt, long-term Australian debt, and long-term debt of the United Kingdom. Forward contracts were also used during the period, both on foreign currencies as well as on forward purchase commitments, such as TBAs, of fixed income instruments. Option positions previously established in a prior period were present in the Fund during the period, but no new option contracts were entered into during the period.

In general, the use of derivatives may increase the risk within the Fund. The use of over-the-counter derivatives such as forwards involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Fund may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Fund was pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as a Fund may receive returns (or suffer losses) exceeding the initial amounts the Fund committed in connection with the derivatives. The use of derivatives can result in losses or gains to a Fund exceeding the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of June 30, 2012

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value

Interest Rate Contracts - Futures*	Variation margin on futures contracts	$179,944	Variation margin on futures contracts	$205,001
Total		$179,944		$205,001

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

The average monthly notional amount of futures during the year ended June 30, 2012 were as follows:

	Long Positions		Short Positions
	Futures	$64,063,362	Futures	($39,774,381)

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)

The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds I

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen
Principal Executive Officer/President

Date	8/23/12

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen
Principal Executive Officer/President

Date	8/23/12

By (Signature and Title)	/s/ Starr E. Frohlich

Starr E. Frohlich
Principal Financial Officer/Treasurer

Date	8/23/12